Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.
(a)
...................... 4,338 $ 258,241
AeroVironment, Inc.
(a)
................ 3,210 358,011
AerSale Corp.
(a) (b)
................... 2,995 44,745
Archer Aviation, Inc., Class A
(a) (b)
......... 19,303 97,673
Astronics Corp.
(a)
................... 3,107 49,277
Cadre Holdings, Inc. ................. 2,235 59,563
Ducommun, Inc.
(a)
.................. 1,617 70,356
Eve Holding, Inc.
(a)
.................. 2,134 17,691
Kaman Corp. ..................... 3,662 71,958
Kratos Defense & Security Solutions, Inc.
(a) (b)
15,268 229,325
Leonardo DRS, Inc.
(a)
................ 6,076 101,469
Moog, Inc., Class A ................. 3,521 397,732
National Presto Industries, Inc. .......... 663 48,041
Park Aerospace Corp. ................ 2,528 39,260
Parsons Corp.
(a)
.................... 5,192 282,185
Rocket Lab USA, Inc.
(a) (b)
.............. 34,160 149,621
Terran Orbital Corp.
(a)
................ 11,116 9,253
Triumph Group, Inc.
(a)
................ 8,216 62,935
V2X, Inc.
(a)
....................... 1,374 70,981
Virgin Galactic Holdings, Inc., Class A
(a)
.... 31,308 56,355
2,474,672
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 7,111 148,407
Forward Air Corp. .................. 3,181 218,662
Hub Group, Inc., Class A
(a)
............. 3,887 305,285
Radiant Logistics, Inc.
(a) (b)
............. 4,387 24,786
697,140
Automobile Components — 1.5%
Adient plc
(a)
....................... 11,810 433,427
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 104,210
Atmus Filtration Technologies, Inc.
(a) (b)
..... 2,035 42,430
Cooper-Standard Holdings, Inc.
(a)
........ 2,110 28,316
Dana, Inc. ........................ 16,285 238,901
Dorman Products, Inc.
(a)
.............. 3,234 245,008
Fox Factory Holding Corp.
(a)
............ 5,275 522,647
Gentherm, Inc.
(a)
................... 4,063 220,458
Goodyear Tire & Rubber Co. (The)
(a)
...... 34,620 430,327
Holley, Inc.
(a)
...................... 5,818 29,032
LCI Industries
(b)
.................... 3,039 356,839
Luminar Technologies, Inc., Class A
(a) (b)
.... 33,493 152,393
Modine Manufacturing Co.
(a) (b)
.......... 6,373 291,565
Patrick Industries, Inc. ............... 2,671 200,485
Solid Power, Inc., Class A
(a) (b)
........... 19,650 39,693
Standard Motor Products, Inc. .......... 2,658 89,362
Stoneridge, Inc.
(a)
................... 3,103 62,277
Visteon Corp.
(a) (b)
................... 3,505 483,935
XPEL, Inc.
(a) (b) (c)
.................... 2,752 212,207
4,183,512
Automobiles — 0.1%
Fisker, Inc., Class A
(a) (b)
............... 24,062 154,478
Livewire Group, Inc.
(a)
................ 1,266 8,773
Winnebago Industries, Inc.
(b)
........... 3,648 216,874
Workhorse Group, Inc.
(a) (b)
............. 18,052 7,481
387,606
Banks — 8.4%
1st Source Corp. ................... 2,055 86,495
ACNB Corp. ...................... 981 31,009
Amalgamated Financial Corp.
(b)
......... 2,735 47,097
Amerant Bancorp, Inc., Class A ......... 3,520 61,389
American National Bankshares, Inc. ...... 1,408 53,420
Ameris Bancorp
(b)
................... 7,852 301,438
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. ................ 1,111 $ 18,431
Arrow Financial Corp.
(b)
............... 2,309 39,299
Associated Banc-Corp.
(b)
.............. 19,810 338,949
Atlantic Union Bankshares Corp.
(b)
....... 9,198 264,718
Axos Financial, Inc.
(a) (b)
............... 7,010 265,399
Banc of California, Inc.
(b)
.............. 6,474 80,148
BancFirst Corp. .................... 2,730 236,773
Bancorp, Inc. (The)
(a) (b)
............... 6,170 212,865
Bank First Corp.
(b)
.................. 1,248 96,283
Bank of Hawaii Corp.
(b)
............... 4,508 224,003
Bank of Marin Bancorp
(b)
.............. 2,055 37,565
Bank of NT Butterfield & Son Ltd. (The) .... 6,240 168,979
Bank7 Corp.
(b)
..................... 407 9,162
BankUnited, Inc. ................... 9,013 204,595
Bankwell Financial Group, Inc. .......... 1,001 24,294
Banner Corp. ..................... 4,086 173,165
Bar Harbor Bankshares .............. 1,956 46,220
BayCom Corp. .................... 1,492 28,661
BCB Bancorp, Inc.
(b)
................. 2,193 24,430
Berkshire Hills Bancorp, Inc. ........... 5,072 101,694
Blue Foundry Bancorp
(a)
.............. 3,298 27,604
Blue Ridge Bankshares, Inc. ........... 2,069 9,352
Bridgewater Bancshares, Inc.
(a)
......... 3,294 31,227
Brookline Bancorp, Inc. ............... 9,965 90,781
Burke & Herbert Financial Services Corp. .. 797 37,033
Business First Bancshares, Inc. ......... 3,118 58,494
Byline Bancorp, Inc. ................. 3,175 62,579
C&F Financial Corp.
(b)
................ 365 19,564
Cadence Bank .................... 19,124 405,811
Cambridge Bancorp ................. 1,068 66,526
Camden National Corp. .............. 2,052 57,907
Capital Bancorp, Inc. ................ 1,075 20,565
Capital City Bank Group, Inc.
(b)
.......... 1,779 53,068
Capitol Federal Financial, Inc. .......... 15,065 71,860
Capstar Financial Holdings, Inc. ......... 2,443 34,666
Carter Bankshares, Inc.
(a)
............. 3,079 38,580
Cathay General Bancorp .............. 9,013 313,292
Central Pacific Financial Corp. .......... 3,251 54,227
Central Valley Community Bancorp
(b)
...... 1,294 18,258
Chemung Financial Corp. ............. 440 17,428
ChoiceOne Financial Services, Inc. ....... 808 15,869
Citizens & Northern Corp. ............. 1,779 31,221
Citizens Financial Services, Inc. ......... 487 23,337
City Holding Co.
(b)
.................. 1,731 156,396
Civista Bancshares, Inc. .............. 1,975 30,613
CNB Financial Corp.
(b)
............... 2,895 52,428
Coastal Financial Corp.
(a)
............. 1,325 56,856
Codorus Valley Bancorp, Inc. ........... 1,184 22,070
Colony Bankcorp, Inc.
(b)
.............. 1,900 18,991
Columbia Financial, Inc.
(a)
............. 3,794 59,604
Community Bank System, Inc. .......... 6,039 254,906
Community Trust Bancorp, Inc. ......... 2,021 69,239
ConnectOne Bancorp, Inc. ............ 4,792 85,441
CrossFirst Bankshares, Inc.
(a)
........... 5,614 56,645
Customers Bancorp, Inc.
(a)
............. 3,518 121,195
CVB Financial Corp.
(b)
................ 15,419 255,493
Dime Community Bancshares, Inc. ....... 3,957 78,982
Eagle Bancorp, Inc. ................. 3,499 75,054
Eastern Bankshares, Inc. ............. 19,579 245,521
Enterprise Bancorp, Inc.
(b)
............. 1,148 31,432
Enterprise Financial Services Corp. ...... 4,783 179,362
Equity Bancshares, Inc., Class A
(b)
....... 2,170 52,232
Esquire Financial Holdings, Inc. ......... 818 37,374
ESSA Bancorp, Inc. ................. 1,030 15,460
Evans Bancorp, Inc. ................. 721 19,323

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Farmers & Merchants Bancorp, Inc.
(b)
..... 1,698 $ 29,766
Farmers National Banc Corp.
(b)
.......... 4,586 53,014
FB Financial Corp. .................. 4,808 136,355
Fidelity D&D Bancorp, Inc. ............. 564 25,606
Financial Institutions, Inc. ............. 1,836 30,900
First Bancorp ..................... 25,370 407,041
First Bancorp, Inc. (The) .............. 1,391 32,689
First Bancshares, Inc. (The) ............ 3,896 105,075
First Bank ........................ 2,963 31,941
First Busey Corp.
(b)
.................. 6,922 133,041
First Business Financial Services, Inc. ..... 1,154 34,632
First Commonwealth Financial Corp. ...... 11,304 138,022
First Community Bankshares, Inc.
(b)
...... 2,268 66,793
First Community Corp. ............... 1,258 21,726
First Financial Bancorp
(b)
.............. 10,809 211,856
First Financial Bankshares, Inc.
(b)
........ 16,278 408,903
First Financial Corp. ................. 1,702 57,545
First Foundation, Inc.
(b)
............... 6,522 39,654
First Interstate BancSystem, Inc., Class A .. 10,552 263,167
First Merchants Corp. ................ 7,954 221,280
First Mid Bancshares, Inc. ............. 2,590 68,790
First of Long Island Corp. (The) ......... 3,497 40,250
First Western Financial, Inc.
(a)
.......... 917 16,644
Five Star Bancorp
(b)
................. 1,483 29,749
Flushing Financial Corp. .............. 3,731 48,988
FS Bancorp, Inc. ................... 752 22,184
Fulton Financial Corp. ................ 20,398 247,020
FVCBankcorp, Inc.
(a) (b)
............... 1,733 22,200
German American Bancorp, Inc. ......... 4,029 109,146
Glacier Bancorp, Inc.
(b)
............... 13,853 394,810
Great Southern Bancorp, Inc. ........... 1,246 59,708
Greene County Bancorp, Inc.
(b)
.......... 786 18,903
Guaranty Bancshares, Inc. ............ 1,095 31,416
Hancock Whitney Corp. .............. 10,592 391,798
Hanmi Financial Corp. ............... 3,597 58,379
HarborOne Bancorp, Inc. ............. 5,296 50,418
HBT Financial, Inc. .................. 1,855 33,835
Heartland Financial USA, Inc. .......... 5,004 147,268
Heritage Commerce Corp. ............. 8,542 72,351
Heritage Financial Corp. .............. 4,119 67,181
Hilltop Holdings, Inc. ................. 5,873 166,558
Hingham Institution for Savings (The) ..... 194 36,230
Home Bancorp, Inc.
(b)
................ 1,076 34,292
Home BancShares, Inc.
(b)
............. 24,174 506,204
HomeStreet, Inc. ................... 2,431 18,937
HomeTrust Bancshares, Inc.
(b)
.......... 2,165 46,916
Hope Bancorp, Inc.
(b)
................ 13,842 122,502
Horizon Bancorp, Inc. ................ 5,969 63,749
Independent Bank Corp. .............. 7,739 303,217
Independent Bank Group, Inc.
(b)
......... 4,481 177,224
International Bancshares Corp.
(b)
........ 6,837 296,316
John Marshall Bancorp, Inc.
(b)
.......... 1,610 28,738
Kearny Financial Corp. ............... 7,196 49,868
Lakeland Bancorp, Inc. ............... 8,426 106,336
Lakeland Financial Corp. .............. 2,815 133,600
LCNB Corp. ...................... 1,117 15,940
Live Oak Bancshares, Inc. ............. 4,244 122,864
Luther Burbank Corp. ................ 1,727 14,507
Macatawa Bank Corp.
(b)
.............. 3,277 29,362
MainStreet Bancshares, Inc.
(b)
.......... 648 13,310
Mercantile Bank Corp. ............... 2,049 63,335
Metrocity Bankshares, Inc.
(b)
........... 2,420 47,626
Metropolitan Bank Holding Corp.
(a)
....... 1,255 45,531
Mid Penn Bancorp, Inc. ............... 1,833 36,898
Middlefield Banc Corp. ............... 888 22,564
Security
Shares
Shares Value
Banks (continued)
Midland States Bancorp, Inc.
(b)
.......... 2,729 $ 56,054
MidWestOne Financial Group, Inc. ....... 1,893 38,485
MVB Financial Corp.
(b)
............... 1,668 37,663
National Bank Holdings Corp., Class A .... 3,768 112,136
National Bankshares, Inc. ............. 704 17,628
NBT Bancorp, Inc.
(b)
................. 4,818 152,682
Nicolet Bankshares, Inc.
(b)
............. 1,621 113,113
Northeast Bank .................... 983 43,350
Northeast Community Bancorp, Inc. ...... 1,375 20,295
Northfield Bancorp, Inc. .............. 5,107 48,261
Northrim BanCorp, Inc. ............... 878 34,786
Northwest Bancshares, Inc. ............ 14,187 145,133
Norwood Financial Corp. .............. 849 21,870
Oak Valley Bancorp ................. 678 17,004
OceanFirst Financial Corp. ............ 8,043 116,382
OFG Bancorp ..................... 5,564 166,141
Old National Bancorp
(b)
............... 36,836 535,595
Old Second Bancorp, Inc. ............. 5,507 74,950
Orange County Bancorp, Inc.
(b)
.......... 601 25,945
Origin Bancorp, Inc. ................. 3,953 114,123
Orrstown Financial Services, Inc. ........ 1,383 29,057
Pacific Premier Bancorp, Inc. ........... 11,705 254,701
PacWest Bancorp .................. 15,105 119,481
Park National Corp.
(b)
................ 1,818 171,837
Parke Bancorp, Inc. ................. 1,688 27,498
Pathward Financial, Inc.
(b)
............. 3,182 146,658
PCB Bancorp ..................... 1,351 20,873
Peapack-Gladstone Financial Corp.
(b)
..... 2,447 62,766
Penns Woods Bancorp, Inc. ............ 728 15,346
Peoples Bancorp, Inc. ............... 4,545 115,352
Peoples Financial Services Corp.
(b)
....... 912 36,571
Pioneer Bancorp, Inc.
(a) (b)
.............. 1,483 12,665
Plumas Bancorp ................... 613 20,928
Ponce Financial Group, Inc.
(a)
.......... 2,558 20,004
Preferred Bank
(b)
................... 1,161 72,272
Premier Financial Corp. .............. 4,558 77,759
Primis Financial Corp. ................ 3,336 27,188
Princeton Bancorp, Inc.
(b)
............. 601 17,423
Provident Financial Services, Inc.
(b)
....... 8,845 135,240
QCR Holdings, Inc.
(b)
................ 2,225 107,957
RBB Bancorp ..................... 2,075 26,518
Red River Bancshares, Inc. ............ 655 30,104
Renasant Corp. .................... 6,498 170,183
Republic Bancorp, Inc., Class A ......... 1,050 46,252
S&T Bancorp, Inc.
(b)
................. 3,844 104,096
Sandy Spring Bancorp, Inc. ............ 6,049 129,630
Seacoast Banking Corp. of Florida ....... 9,757 214,264
ServisFirst Bancshares, Inc.
(b)
.......... 6,205 323,715
Shore Bancshares, Inc. ............... 4,023 42,322
Sierra Bancorp
(b)
................... 1,907 36,157
Simmons First National Corp., Class A .... 14,164 240,221
SmartFinancial, Inc. ................. 1,999 42,719
South Plains Financial, Inc. ............ 1,679 44,393
Southern First Bancshares, Inc.
(a) (b)
....... 985 26,536
Southern Missouri Bancorp, Inc.
(b)
........ 1,201 46,467
Southern States Bancshares, Inc.
(b)
....... 759 17,146
Southside Bancshares, Inc.
(b)
........... 3,717 106,678
SouthState Corp.
(b)
.................. 9,548 643,153
Stellar Bancorp, Inc.
(b)
................ 6,227 132,760
Sterling Bancorp, Inc.
(a) (b)
.............. 3,482 20,335
Stock Yards Bancorp, Inc.
(b)
............ 3,452 135,629
Summit Financial Group, Inc. ........... 1,531 34,509
Texas Capital Bancshares, Inc.
(a) (b)
....... 6,041 355,815
Third Coast Bancshares, Inc.
(a) (b)
......... 1,458 24,932
Timberland Bancorp, Inc.
(b)
............ 953 25,826

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Tompkins Financial Corp. ............. 1,632 $ 79,952
Towne Bank
(b)
..................... 9,026 206,966
TriCo Bancshares .................. 3,865 123,796
Triumph Financial, Inc.
(a)
.............. 2,670 172,989
TrustCo Bank Corp. ................. 2,175 59,356
Trustmark Corp. ................... 7,317 158,998
UMB Financial Corp. ................ 5,570 345,618
United Bankshares, Inc. .............. 16,211 447,261
United Community Banks, Inc.
(b)
......... 13,983 355,308
Unity Bancorp, Inc.
(b)
................ 817 19,142
Univest Financial Corp. ............... 3,673 63,837
USCB Financial Holdings, Inc., Class A
(a)
... 1,251 13,148
Valley National Bancorp
(b)
............. 54,396 465,630
Veritex Holdings, Inc.
(b)
............... 5,521 99,102
Virginia National Bankshares Corp. ....... 781 23,703
Washington Federal, Inc. .............. 7,854 201,219
Washington Trust Bancorp, Inc.
(b)
........ 2,229 58,690
WesBanco, Inc. .................... 7,422 181,245
West Bancorp, Inc. .................. 2,084 33,990
Westamerica Bancorp ............... 3,052 131,999
WSFS Financial Corp. ............... 7,195 262,617
23,501,113
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ........... 592 376,701
Duckhorn Portfolio, Inc. (The)
(a)
......... 5,314 54,522
MGP Ingredients, Inc. ................ 1,907 201,150
National Beverage Corp.
(a)
............. 2,933 137,910
Primo Water Corp. .................. 19,047 262,849
Vita Coco Co., Inc. (The)
(a)
............. 3,549 92,416
Zevia PBC, Class A
(a)
................ 3,030 6,726
1,132,274
Biotechnology — 6.6%
2seventy bio, Inc.
(a)
................. 6,266 24,563
4D Molecular Therapeutics, Inc.
(a)
........ 4,886 62,199
89bio, Inc.
(a)
...................... 7,550 116,572
Aadi Bioscience, Inc.
(a)
............... 1,681 8,136
ACADIA Pharmaceuticals, Inc.
(a)
......... 15,109 314,872
ACELYRIN, Inc.
(a)
................... 4,176 42,470
Acrivon Therapeutics, Inc.
(a)
............ 1,049 10,028
Actinium Pharmaceuticals, Inc.
(a) (b)
....... 3,105 18,382
Adicet Bio, Inc.
(a)
................... 3,229 4,424
ADMA Biologics, Inc.
(a)
............... 25,367 90,814
Aerovate Therapeutics, Inc.
(a)
........... 1,066 14,466
Agenus, Inc.
(a)
..................... 42,392 47,903
Agios Pharmaceuticals, Inc.
(a)
.......... 6,738 166,765
Akero Therapeutics, Inc.
(a)
............. 6,351 321,234
Aldeyra Therapeutics, Inc.
(a) (b)
........... 5,597 37,388
Alector, Inc.
(a)
..................... 7,656 49,611
Alkermes plc
(a)
..................... 20,430 572,244
Allakos, Inc.
(a)
..................... 8,136 18,469
Allogene Therapeutics, Inc.
(a)
........... 11,052 35,035
Allovir, Inc.
(a)
...................... 5,354 11,511
Alpine Immune Sciences, Inc.
(a)
......... 4,171 47,758
Altimmune, Inc.
(a)
................... 6,203 16,128
ALX Oncology Holdings, Inc.
(a)
.......... 2,617 12,562
Amicus Therapeutics, Inc.
(a) (b)
........... 34,842 423,679
AnaptysBio, Inc.
(a)
.................. 2,588 46,480
Anavex Life Sciences Corp.
(a)
........... 8,432 55,230
Anika Therapeutics, Inc.
(a)
............. 1,826 34,018
Annexon, Inc.
(a)
.................... 5,442 12,843
Apogee Therapeutics, Inc.
(a)
............ 2,419 51,525
Arbutus Biopharma Corp.
(a) (b)
........... 16,101 32,685
Arcellx, Inc.
(a)
..................... 4,616 165,622
Arcturus Therapeutics Holdings, Inc.
(a)
..... 3,040 77,672
Security
Shares
Shares Value
Biotechnology (continued)
Arcus Biosciences, Inc.
(a)
.............. 6,712 $ 120,480
Arcutis Biotherapeutics, Inc.
(a)
.......... 6,480 34,409
Ardelyx, Inc.
(a)
..................... 25,791 105,227
Arrowhead Pharmaceuticals, Inc.
(a) (b)
...... 12,574 337,863
ARS Pharmaceuticals, Inc.
(a) (b)
.......... 2,869 10,845
Astria Therapeutics, Inc.
(a)
............. 3,063 22,850
Atara Biotherapeutics, Inc.
(a)
........... 10,470 15,496
Aura Biosciences, Inc.
(a)
.............. 3,613 32,409
Aurinia Pharmaceuticals, Inc.
(a)
.......... 16,341 126,970
Avid Bioservices, Inc.
(a)
............... 7,426 70,101
Avidity Biosciences, Inc.
(a)
............. 8,734 55,723
Avita Medical, Inc.
(a)
................. 3,069 44,838
Beam Therapeutics, Inc.
(a)
............. 8,748 210,389
BioAtla, Inc.
(a)
..................... 5,567 9,464
BioCryst Pharmaceuticals, Inc.
(a)
......... 23,888 169,127
Biohaven Ltd.
(a)
.................... 7,156 186,128
Biomea Fusion, Inc.
(a)
................ 2,410 33,162
Bioxcel Therapeutics, Inc.
(a)
............ 2,672 6,760
Bluebird Bio, Inc.
(a) (b)
................. 14,787 44,952
Blueprint Medicines Corp.
(a)
............ 7,463 374,792
Bridgebio Pharma, Inc.
(a) (b)
............. 14,009 369,417
Cabaletta Bio, Inc.
(a) (b)
................ 4,312 65,629
CareDx, Inc.
(a)
..................... 7,024 49,168
Caribou Biosciences, Inc.
(a)
............ 9,329 44,593
Carisma Therapeutics, Inc. ............ 3,312 14,010
Catalyst Pharmaceuticals, Inc.
(a) (b)
........ 12,628 147,621
Celcuity, Inc.
(a) (b)
.................... 2,019 18,454
Celldex Therapeutics, Inc.
(a)
............ 5,909 162,616
Century Therapeutics, Inc.
(a) (b)
.......... 2,259 4,518
Cerevel Therapeutics Holdings, Inc.
(a)
..... 7,584 165,559
Cogent Biosciences, Inc.
(a) (b)
........... 10,042 97,909
Coherus Biosciences, Inc.
(a)
............ 12,395 46,357
Compass Therapeutics, Inc.
(a)
.......... 10,922 21,516
Crinetics Pharmaceuticals, Inc.
(a)
........ 7,964 236,849
Cue Biopharma, Inc.
(a)
............... 4,136 9,513
Cullinan Oncology, Inc.
(a)
.............. 3,008 27,222
Cytokinetics, Inc.
(a)
.................. 11,350 334,371
Day One Biopharmaceuticals, Inc.
(a)
...... 7,776 95,411
Deciphera Pharmaceuticals, Inc.
(a)
....... 6,260 79,627
Denali Therapeutics, Inc.
(a)
............ 14,404 297,155
Design Therapeutics, Inc.
(a)
............ 3,934 9,284
Disc Medicine, Inc.
(a)
................. 1,104 51,866
Dynavax Technologies Corp.
(a)
.......... 15,911 235,005
Dyne Therapeutics, Inc.
(a)
............. 5,206 46,646
Eagle Pharmaceuticals, Inc.
(a)
.......... 1,204 18,987
Editas Medicine, Inc.
(a)
............... 10,264 80,059
Emergent BioSolutions, Inc.
(a)
.......... 6,258 21,277
Enanta Pharmaceuticals, Inc.
(a) (b)
........ 2,510 28,037
Entrada Therapeutics, Inc.
(a)
........... 2,594 40,985
EQRx, Inc.
(a)
...................... 39,551 87,803
Erasca, Inc.
(a)
..................... 10,169 20,033
Fate Therapeutics, Inc.
(a)
.............. 10,282 21,798
Fennec Pharmaceuticals, Inc.
(a)
......... 2,017 15,148
FibroGen, Inc.
(a)
.................... 11,090 9,570
Foghorn Therapeutics, Inc.
(a) (b)
.......... 2,367 11,835
Genelux Corp.
(a)
.................... 2,294 56,180
Generation Bio Co.
(a)
................ 6,557 24,851
Geron Corp.
(a)
..................... 60,538 128,341
Graphite Bio, Inc.
(a)
.................. 3,383 8,390
Gritstone bio, Inc.
(a) (b)
................ 11,011 18,939
Halozyme Therapeutics, Inc.
(a)
.......... 16,012 611,658
Heron Therapeutics, Inc.
(a)
............. 12,272 12,640
HilleVax, Inc.
(a) (b)
................... 2,625 35,306
Humacyte, Inc.
(a)
................... 7,148 20,944
Icosavax, Inc.
(a)
.................... 3,727 28,884

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc.
(a)
............. 6,621 $ 178,635
IGM Biosciences, Inc.
(a) (b)
............. 1,388 11,590
Immuneering Corp., Class A
(a)
.......... 2,511 19,284
ImmunityBio, Inc.
(a) (b)
................. 13,903 23,496
ImmunoGen, Inc.
(a)
.................. 29,621 470,085
Immunovant, Inc.
(a)
.................. 6,564 251,992
Inhibrx, Inc.
(a)
..................... 4,257 78,116
Inozyme Pharma, Inc.
(a)
.............. 4,097 17,207
Insmed, Inc.
(a)
..................... 16,169 408,267
Intellia Therapeutics, Inc.
(a)
............ 10,809 341,781
Intercept Pharmaceuticals, Inc.
(a)
........ 5,022 93,108
Iovance Biotherapeutics, Inc.
(a)
.......... 28,406 129,247
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 16,643 160,272
iTeos Therapeutics, Inc.
(a)
............. 2,794 30,594
Janux Therapeutics, Inc.
(a)
............. 2,217 22,347
KalVista Pharmaceuticals, Inc.
(a)
......... 2,926 28,177
Karyopharm Therapeutics, Inc.
(a)
........ 14,309 19,174
Keros Therapeutics, Inc.
(a)
............. 2,749 87,638
Kezar Life Sciences, Inc.
(a) (b)
........... 9,437 11,230
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 4,097 71,165
Kodiak Sciences, Inc.
(a)
............... 3,902 7,024
Krystal Biotech, Inc.
(a)
................ 2,695 312,620
Kura Oncology, Inc.
(a)
................ 8,765 79,937
Kymera Therapeutics, Inc.
(a)
............ 4,884 67,888
Larimar Therapeutics, Inc.
(a)
............ 3,087 12,194
Lexicon Pharmaceuticals, Inc.
(a) (b)
........ 13,460 14,671
Lineage Cell Therapeutics, Inc.
(a)
........ 15,149 17,876
Lyell Immunopharma, Inc.
(a) (b)
........... 21,226 31,202
MacroGenics, Inc.
(a)
................. 7,026 32,741
Madrigal Pharmaceuticals, Inc.
(a)
........ 1,661 242,572
MannKind Corp.
(a)
.................. 30,804 127,220
MeiraGTx Holdings plc
(a)
.............. 3,584 17,597
Merrimack Pharmaceuticals, Inc.
(a)
....... 1,214 14,969
Mersana Therapeutics, Inc.
(a)
........... 13,844 17,582
MiMedx Group, Inc.
(a)
................ 14,489 105,625
Mineralys Therapeutics, Inc.
(a)
.......... 2,022 19,229
Mirum Pharmaceuticals, Inc.
(a)
.......... 3,261 103,048
Monte Rosa Therapeutics, Inc.
(a) (b)
....... 4,328 20,731
Morphic Holding, Inc.
(a)
............... 4,280 98,055
Myriad Genetics, Inc.
(a)
............... 9,883 158,523
Nkarta, Inc.
(a)
...................... 3,764 5,232
Novavax, Inc.
(a) (b)
................... 10,947 79,256
Nurix Therapeutics, Inc.
(a)
............. 5,686 44,692
Nuvalent, Inc., Class A
(a)
.............. 2,913 133,911
Nuvectis Pharma, Inc.
(a)
.............. 748 9,642
Ocean Biomedical, Inc.
(a)
.............. 1,635 6,376
Olema Pharmaceuticals, Inc.
(a)
.......... 3,360 41,496
Omega Therapeutics, Inc.
(a)
............ 2,911 6,259
Organogenesis Holdings, Inc., Class A
(a) (b)
.. 8,338 26,515
ORIC Pharmaceuticals, Inc.
(a)
.......... 4,865 29,433
Outlook Therapeutics, Inc.
(a) (b)
.......... 20,297 4,486
Ovid therapeutics, Inc.
(a)
.............. 6,988 26,834
PDS Biotechnology Corp.
(a)
............ 3,397 17,155
PepGen, Inc.
(a)
.................... 920 4,674
PMV Pharmaceuticals, Inc.
(a)
........... 4,363 26,789
Point Biopharma Global, Inc.
(a) (b)
......... 11,124 74,197
Poseida Therapeutics, Inc.
(a)
........... 8,603 20,475
Precigen, Inc.
(a)
.................... 19,112 27,139
Prelude Therapeutics, Inc.
(a)
............ 1,647 5,089
Prime Medicine, Inc.
(a)
................ 4,866 46,422
ProKidney Corp., Class A
(a)
............ 5,657 25,909
Protagonist Therapeutics, Inc.
(a)
......... 7,092 118,295
Protalix BioTherapeutics, Inc.
(a)
......... 6,500 10,790
Prothena Corp. plc
(a)
................. 5,062 244,241
PTC Therapeutics, Inc.
(a)
.............. 8,841 198,127
Security
Shares
Shares Value
Biotechnology (continued)
Rallybio Corp.
(a) (b)
................... 3,813 $ 12,850
RAPT Therapeutics, Inc.
(a)
............. 3,769 62,641
Recursion Pharmaceuticals, Inc., Class A
(a) (b)
17,301 132,353
REGENXBIO, Inc.
(a)
................. 5,135 84,522
Relay Therapeutics, Inc.
(a)
............. 11,206 94,242
Reneo Pharmaceuticals, Inc.
(a) (b)
......... 1,158 8,818
Replimune Group, Inc.
(a)
.............. 5,017 85,841
REVOLUTION Medicines, Inc.
(a)
......... 12,402 343,287
Rhythm Pharmaceuticals, Inc.
(a) (b)
........ 6,290 144,198
Rigel Pharmaceuticals, Inc.
(a)
........... 19,837 21,424
Rocket Pharmaceuticals, Inc.
(a)
.......... 6,925 141,893
Sage Therapeutics, Inc.
(a)
............. 6,413 131,980
Sagimet Biosciences, Inc., Class A
(a) (b)
..... 713 6,274
Sana Biotechnology, Inc.
(a) (b)
........... 11,676 45,186
Sangamo Therapeutics, Inc.
(a)
.......... 15,688 9,410
Savara, Inc.
(a)
..................... 11,462 43,326
Scholar Rock Holding Corp.
(a)
.......... 5,403 38,361
Selecta Biosciences, Inc.
(a)
............ 14,486 15,355
Seres Therapeutics, Inc.
(a) (b)
............ 11,970 28,489
SpringWorks Therapeutics, Inc.
(a)
........ 7,120 164,614
Stoke Therapeutics, Inc.
(a)
............. 3,562 14,034
Summit Therapeutics, Inc.
(a)
............ 14,196 26,546
Sutro Biopharma, Inc.
(a)
............... 6,952 24,123
Syndax Pharmaceuticals, Inc.
(a)
......... 8,066 117,118
Tango Therapeutics, Inc.
(a) (b)
............ 5,414 60,962
Tenaya Therapeutics, Inc.
(a)
............ 5,455 13,910
TG Therapeutics, Inc.
(a)
............... 16,743 139,971
Travere Therapeutics, Inc.
(a)
............ 8,972 80,210
Turnstone Biologics Corp.
(a)
............ 1,612 6,351
Twist Bioscience Corp.
(a)
.............. 7,161 145,082
Tyra Biosciences, Inc.
(a)
.............. 1,546 21,288
UroGen Pharma Ltd.
(a)
............... 2,331 32,657
Vanda Pharmaceuticals, Inc.
(a)
.......... 6,350 27,432
Vaxcyte, Inc.
(a)
..................... 11,584 590,552
Vaxxinity, Inc., Class A
(a)
.............. 5,507 7,545
Vera Therapeutics, Inc., Class A
(a)
........ 4,194 57,500
Veracyte, Inc.
(a)
.................... 9,123 203,717
Vericel Corp.
(a)
..................... 5,794 194,215
Verve Therapeutics, Inc.
(a)
............. 6,259 82,994
Vigil Neuroscience, Inc.
(a)
............. 1,912 10,306
Viking Therapeutics, Inc.
(a)
............. 11,707 129,596
Vir Biotechnology, Inc.
(a)
.............. 10,245 95,996
Viridian Therapeutics, Inc.
(a)
............ 5,167 79,262
Vor BioPharma, Inc.
(a) (b)
............... 4,609 9,771
Voyager Therapeutics, Inc.
(a)
........... 3,865 29,954
X4 Pharmaceuticals, Inc.
(a) (b)
........... 15,386 16,771
Xencor, Inc.
(a)
..................... 7,326 147,619
XOMA Corp.
(a)
..................... 843 11,878
Y-mAbs Therapeutics, Inc.
(a)
............ 4,220 22,999
Zentalis Pharmaceuticals, Inc.
(a)
......... 7,228 144,994
Zura Bio Ltd., Class A
(a)
............... 933 6,158
Zymeworks, Inc.
(a)
.................. 6,479 41,077
18,283,049
Broadline Retail — 0.1%
Big Lots, Inc.
(b)
..................... 3,538 18,079
ContextLogic, Inc., Class A
(a)
........... 3,322 14,650
Dillard's, Inc., Class A
(b)
............... 446 147,541
Savers Value Village, Inc.
(a)
............ 3,137 58,568
238,838
Building Products — 1.8%
AAON, Inc.
(b)
...................... 8,362 475,547
American Woodmark Corp.
(a)
........... 2,082 157,420
Apogee Enterprises, Inc. .............. 2,776 130,694
AZZ, Inc.
(b)
....................... 3,072 140,022

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
CSW Industrials, Inc. ................ 1,910 $ 334,708
Gibraltar Industries, Inc.
(a)
............. 3,855 260,251
Griffon Corp. ...................... 5,383 213,544
Insteel Industries, Inc. ................ 2,323 75,405
Janus International Group, Inc.
(a)
........ 10,312 110,338
JELD-WEN Holding, Inc.
(a) (b)
............ 10,556 141,028
Masonite International Corp.
(a)
.......... 2,781 259,245
Masterbrand, Inc.
(a)
................. 15,720 190,998
PGT Innovations, Inc.
(a)
............... 6,915 191,891
Quanex Building Products Corp. ......... 4,145 116,765
Resideo Technologies, Inc.
(a)
........... 18,205 287,639
Simpson Manufacturing Co., Inc. ........ 5,311 795,641
UFP Industries, Inc. ................. 7,428 760,627
Zurn Elkay Water Solutions Corp.
(b)
....... 18,123 507,806
5,149,569
Capital Markets — 1.4%
AlTi Global, Inc., Class A
(a)
............. 2,561 17,825
Artisan Partners Asset Management, Inc.,
Class A
(b)
...................... 7,297 273,054
AssetMark Financial Holdings, Inc.
(a)
...... 2,606 65,358
Avantax, Inc.
(a)
..................... 4,876 124,728
B Riley Financial, Inc. ................ 2,251 92,269
Bakkt Holdings, Inc., Class A
(a)
.......... 6,599 7,721
BGC Group, Inc., Class A ............. 39,144 206,680
Brightsphere Investment Group, Inc. ...... 4,234 82,097
Cohen & Steers, Inc.
(b)
............... 3,339 209,322
Diamond Hill Investment Group, Inc.
(b)
..... 356 60,011
Donnelley Financial Solutions, Inc.
(a)
...... 3,012 169,515
Forge Global Holdings, Inc.
(a)
........... 14,122 28,668
GCM Grosvenor, Inc., Class A .......... 5,090 39,498
Hamilton Lane, Inc., Class A ........... 4,537 410,326
MarketWise, Inc., Class A
(b)
............ 5,688 9,101
Moelis & Co., Class A
(b)
............... 7,778 351,021
Open Lending Corp., Class A
(a)
.......... 12,437 91,039
P10, Inc., Class A .................. 4,575 53,299
Patria Investments Ltd., Class A
(b)
........ 6,512 94,945
Perella Weinberg Partners, Class C ...... 5,549 56,489
Piper Sandler Cos. .................. 2,137 310,527
PJT Partners, Inc., Class A
(b)
........... 3,022 240,068
Sculptor Capital Management, Inc., Class A . 2,695 31,262
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,151 18,266
StepStone Group, Inc., Class A ......... 6,722 212,281
StoneX Group, Inc.
(a)
................ 2,179 211,189
Value Line, Inc. .................... 105 4,591
Victory Capital Holdings, Inc., Class A ..... 3,462 115,423
Virtus Investment Partners, Inc. ......... 858 173,307
WisdomTree, Inc. ................... 16,708 116,956
3,876,836
Chemicals — 1.9%
AdvanSix, Inc. ..................... 3,233 100,482
American Vanguard Corp.
(b)
............ 3,269 35,730
Aspen Aerogels, Inc.
(a) (b)
.............. 6,090 52,374
Avient Corp. ...................... 11,233 396,750
Balchem Corp. .................... 3,893 482,888
Cabot Corp. ...................... 6,821 472,491
Chase Corp.
(b)
..................... 878 111,708
Core Molding Technologies, Inc.
(a)
........ 752 21,424
Danimer Scientific, Inc., Class A
(a) (b)
....... 10,436 21,603
Ecovyst, Inc.
(a)
..................... 12,163 119,684
FutureFuel Corp. ................... 3,620 25,955
Hawkins, Inc. ..................... 2,418 142,299
HB Fuller Co.
(b)
.................... 6,640 455,570
Ingevity Corp.
(a)
.................... 4,518 215,102
Security
Shares
Shares Value
Chemicals (continued)
Innospec, Inc. ..................... 3,092 $ 316,002
Intrepid Potash, Inc.
(a)
................ 1,251 31,475
Koppers Holdings, Inc. ............... 2,456 97,135
Kronos Worldwide, Inc. ............... 3,407 26,404
Livent Corp.
(a) (b)
.................... 22,076 406,419
LSB Industries, Inc.
(a)
................ 6,852 70,096
Mativ Holdings, Inc. ................. 6,590 93,973
Minerals Technologies, Inc. ............ 4,059 222,271
Origin Materials, Inc., Class A
(a) (b)
........ 12,352 15,811
Orion SA ........................ 6,877 146,343
Perimeter Solutions SA
(a)
.............. 19,115 86,782
PureCycle Technologies, Inc.
(a)
.......... 14,555 81,654
Quaker Chemical Corp. .............. 1,709 273,440
Rayonier Advanced Materials, Inc.
(a)
...... 7,618 26,968
Sensient Technologies Corp.
(b)
.......... 5,213 304,856
Stepan Co. ....................... 2,636 197,621
Trinseo plc ....................... 4,810 39,298
Tronox Holdings plc
(b)
................ 14,435 194,006
Valhi, Inc. ........................ 267 3,540
5,288,154
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................. 8,170 326,882
ACCO Brands Corp. ................. 11,547 66,280
ACV Auctions, Inc., Class A
(a)
........... 15,463 234,728
Aris Water Solutions, Inc., Class A
(b)
...... 3,751 37,435
BrightView Holdings, Inc.
(a)
............ 4,961 38,448
Brink's Co. (The) ................... 5,676 412,305
Casella Waste Systems, Inc., Class A
(a)
.... 6,943 529,751
CECO Environmental Corp.
(a)
........... 3,552 56,725
Cimpress plc
(a)
..................... 2,142 149,961
CoreCivic, Inc.
(a)
................... 14,460 162,675
Deluxe Corp. ...................... 5,429 102,554
Ennis, Inc. ....................... 3,242 68,795
Enviri Corp.
(a)
..................... 9,213 66,518
GEO Group, Inc. (The)
(a) (b)
............. 15,195 124,295
Healthcare Services Group, Inc. ......... 9,525 99,346
Heritage-Crystal Clean, Inc.
(a) (b)
......... 2,226 100,949
HNI Corp.
(b)
....................... 5,648 195,590
Interface, Inc. ..................... 7,046 69,121
LanzaTech Global, Inc.
(a) (b)
............. 2,680 12,516
Li-Cycle Holdings Corp.
(a)
............. 16,278 57,787
Liquidity Services, Inc.
(a)
.............. 2,650 46,693
Matthews International Corp., Class A ..... 3,699 143,928
MillerKnoll, Inc. .................... 9,202 224,989
Montrose Environmental Group, Inc.
(a) (b)
.... 3,514 102,820
NL Industries, Inc. .................. 1,159 5,505
OPENLANE, Inc.
(a)
.................. 13,553 202,211
Performant Financial Corp.
(a)
........... 8,196 18,523
Pitney Bowes, Inc. .................. 15,420 46,568
Quad/Graphics, Inc., Class A
(a)
.......... 4,043 20,336
SP Plus Corp.
(a)
.................... 2,418 87,290
Steelcase, Inc., Class A .............. 11,725 130,968
UniFirst Corp. ..................... 1,832 298,634
Viad Corp.
(a)
...................... 2,488 65,186
VSE Corp. ....................... 1,585 79,947
4,386,259
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.
(b)
............. 10,024 82,498
Aviat Networks, Inc.
(a)
................ 1,387 43,274
Calix, Inc.
(a)
....................... 7,245 332,111
Cambium Networks Corp.
(a)
............ 1,625 11,911
Clearfield, Inc.
(a)
.................... 1,536 44,022
CommScope Holding Co., Inc.
(a)
......... 26,415 88,754
Comtech Telecommunications Corp. ...... 3,848 33,670

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Digi International, Inc.
(a)
............... 4,476 $ 120,852
DZS, Inc.
(a)
....................... 2,131 4,475
Extreme Networks, Inc.
(a)
.............. 15,670 379,371
Harmonic, Inc.
(a)
.................... 13,383 128,878
Infinera Corp.
(a)
.................... 25,509 106,628
KVH Industries, Inc.
(a)
................ 1,931 9,848
NETGEAR, Inc.
(a)
................... 3,336 42,000
NetScout Systems, Inc.
(a)
............. 8,627 241,729
Ribbon Communications, Inc.
(a)
......... 11,507 30,839
Viavi Solutions, Inc.
(a)
................ 27,581 252,090
1,952,950
Construction & Engineering — 1.6%
Ameresco, Inc., Class A
(a)
............. 4,007 154,510
API Group Corp.
(a)
.................. 25,969 673,376
Arcosa, Inc. ...................... 5,942 427,230
Argan, Inc. ....................... 1,605 73,060
Bowman Consulting Group Ltd.
(a)
........ 1,121 31,422
Comfort Systems USA, Inc. ............ 4,384 747,077
Concrete Pumping Holdings, Inc.
(a)
....... 2,502 21,467
Construction Partners, Inc., Class A
(a)
..... 5,027 183,787
Dycom Industries, Inc.
(a)
.............. 3,498 311,322
Eneti, Inc. ........................ 3,379 34,060
Fluor Corp.
(a)
...................... 17,695 649,407
Granite Construction, Inc.
(b)
............ 5,541 210,669
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 62,174
IES Holdings, Inc.
(a)
................. 1,037 68,307
INNOVATE Corp.
(a) (b)
................. 6,428 10,413
Limbach Holdings, Inc.
(a)
.............. 1,073 34,046
MYR Group, Inc.
(a)
.................. 2,002 269,790
Northwest Pipe Co.
(a) (b)
............... 1,286 38,799
Primoris Services Corp.
(b)
............. 6,638 217,262
Southland Holdings, Inc.
(a) (b)
............ 1,020 6,191
Sterling Infrastructure, Inc.
(a)
........... 3,734 274,374
Tutor Perini Corp.
(a)
................. 5,054 39,573
4,538,316
Construction Materials — 0.3%
Knife River Corp.
(a)
.................. 6,998 341,713
Summit Materials, Inc., Class A
(a)
........ 14,887 463,581
United States Lime & Minerals, Inc.
(b)
..... 231 46,431
851,725
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)
............ 508 15,397
Bread Financial Holdings, Inc. .......... 3,398 116,212
Consumer Portfolio Services, Inc.
(a)
....... 1,600 14,512
Encore Capital Group, Inc.
(a)
........... 2,936 140,223
Enova International, Inc.
(a) (b)
............ 3,866 196,663
FirstCash Holdings, Inc. .............. 4,680 469,778
Green Dot Corp., Class A
(a)
............ 5,435 75,710
LendingClub Corp.
(a)
................. 13,060 79,666
LendingTree, Inc.
(a)
.................. 1,625 25,188
Navient Corp. ..................... 11,193 192,743
Nelnet, Inc., Class A ................. 1,771 158,186
NerdWallet, Inc., Class A
(a) (b)
........... 4,360 38,760
OppFi, Inc., Class A
(a)
................ 2,409 6,071
PRA Group, Inc.
(a)
.................. 4,717 90,614
PROG Holdings, Inc.
(a)
............... 5,686 188,832
Regional Management Corp.
(b)
.......... 939 25,992
Upstart Holdings, Inc.
(a) (b)
.............. 8,893 253,806
World Acceptance Corp.
(a) (b)
............ 513 65,182
2,153,535
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................ 4,059 209,079
Chefs' Warehouse, Inc. (The)
(a)
......... 4,255 90,121
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
HF Foods Group, Inc.
(a)
............... 5,136 $ 20,390
Ingles Markets, Inc., Class A
(b)
.......... 1,713 129,040
Natural Grocers by Vitamin Cottage, Inc. ... 1,096 14,149
PriceSmart, Inc. .................... 3,155 234,827
SpartanNash Co. ................... 4,315 94,930
Sprouts Farmers Market, Inc.
(a)
.......... 12,831 549,167
United Natural Foods, Inc.
(a)
............ 7,448 105,315
Village Super Market, Inc., Class A ....... 1,200 27,168
Weis Markets, Inc.
(b)
................. 2,099 132,237
1,606,423
Containers & Packaging — 0.3%
Greif, Inc., Class A
(b)
................. 3,033 202,635
Greif, Inc., Class B .................. 626 41,666
Myers Industries, Inc.
(b)
............... 4,293 76,974
O-I Glass, Inc.
(a)
.................... 19,004 317,937
Pactiv Evergreen, Inc. ............... 5,271 42,853
Ranpak Holdings Corp., Class A
(a)
....... 5,649 30,731
TriMas Corp. ...................... 5,248 129,940
842,736
Distributors — 0.0%
Weyco Group, Inc. .................. 685 17,365
Diversified Consumer Services — 1.2%
2U, Inc.
(a)
........................ 9,551 23,591
Adtalem Global Education, Inc.
(a)
........ 5,376 230,362
Carriage Services, Inc. ............... 1,563 44,155
Chegg, Inc.
(a)
...................... 14,481 129,170
Coursera, Inc.
(a)
.................... 16,037 299,731
Duolingo, Inc., Class A
(a)
.............. 3,561 590,663
European Wax Center, Inc., Class A
(a) (b)
.... 4,196 67,975
Frontdoor, Inc.
(a)
.................... 10,238 313,180
Graham Holdings Co., Class B
(b)
......... 448 261,184
Laureate Education, Inc. .............. 16,296 229,774
Lincoln Educational Services Corp.
(a) (b)
..... 2,422 20,466
Nerdy, Inc., Class A
(a)
................ 8,498 31,443
OneSpaWorld Holdings Ltd.
(a)
.......... 10,258 115,095
Perdoceo Education Corp. ............. 8,446 144,427
Rover Group, Inc., Class A
(a)
........... 10,766 67,395
Strategic Education, Inc. .............. 2,783 209,421
Stride, Inc.
(a)
...................... 5,140 231,454
Udemy, Inc.
(a)
..................... 10,557 100,291
Universal Technical Institute, Inc.
(a)
....... 3,761 31,517
WW International, Inc.
(a)
.............. 7,080 78,376
3,219,670
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 9,261 154,937
Alpine Income Property Trust, Inc.
(b)
...... 1,913 31,297
American Assets Trust, Inc. ............ 6,047 117,614
Armada Hoffler Properties, Inc. ......... 8,754 89,641
Broadstone Net Lease, Inc. ............ 23,103 330,373
CTO Realty Growth, Inc.
(b)
............. 2,802 45,420
Empire State Realty Trust, Inc., Class A
(b)
... 15,604 125,456
Essential Properties Realty Trust, Inc.
(b)
.... 19,535 422,542
Gladstone Commercial Corp. ........... 5,185 63,050
Global Net Lease, Inc.
(b)
.............. 24,848 238,789
NexPoint Diversified Real Estate Trust .... 4,184 36,443
NexPoint Strategic Cash Accrual
(a) (d)
...... 4,184 502
One Liberty Properties, Inc. ............ 1,961 37,004
Star Holdings
(a)
.................... 1,552 19,431
1,712,499
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)
..................... 1,637 51,369
AST SpaceMobile, Inc., Class A
(a) (b)
....... 10,083 38,315

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
ATN International, Inc. ............... 1,274 $ 40,207
Bandwidth, Inc., Class A
(a)
............. 2,708 30,519
Charge Enterprises, Inc.
(a)
............. 16,803 8,354
Cogent Communications Holdings, Inc. .... 5,290 327,451
Consolidated Communications Holdings, Inc.
(a)
8,625 29,498
EchoStar Corp., Class A
(a)
............. 3,994 66,900
Globalstar, Inc.
(a) (b)
.................. 83,309 109,135
IDT Corp., Class B
(a)
................. 2,017 44,475
Liberty Latin America Ltd., Class A
(a)
...... 5,114 41,730
Liberty Latin America Ltd., Class C
(a)
...... 17,759 144,914
Lumen Technologies, Inc.
(a) (b)
........... 124,216 176,387
Ooma, Inc.
(a)
...................... 2,827 36,779
1,146,033
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 7,115 375,672
Genie Energy Ltd., Class B ............ 2,291 33,746
MGE Energy, Inc.
(b)
................. 4,574 313,365
Otter Tail Corp.
(b)
................... 5,129 389,394
PNM Resources, Inc. ................ 10,442 465,818
Portland General Electric Co.
(b)
.......... 12,038 487,298
2,065,293
Electrical Equipment — 1.5%
Allient, Inc. ....................... 1,738 53,739
Amprius Technologies, Inc.
(a) (b)
.......... 938 4,446
Array Technologies, Inc.
(a)
............. 18,765 416,395
Atkore, Inc.
(a)
...................... 4,781 713,277
Babcock & Wilcox Enterprises, Inc.
(a)
...... 6,886 28,990
Blink Charging Co.
(a)
................. 7,690 23,531
Bloom Energy Corp., Class A
(a) (b)
........ 23,697 314,222
Dragonfly Energy Holdings Corp.
(a)
....... 5,063 7,797
Encore Wire Corp. .................. 1,980 361,271
Energy Vault Holdings, Inc.
(a) (b)
.......... 13,528 34,496
EnerSys ......................... 5,080 480,924
Enovix Corp.
(a)
..................... 16,781 210,602
Eos Energy Enterprises, Inc., Class A
(a) (b)
... 13,615 29,272
ESS Tech, Inc.
(a)
................... 10,638 20,000
Fluence Energy, Inc., Class A
(a)
......... 4,983 114,559
FTC Solar, Inc.
(a)
................... 8,359 10,700
FuelCell Energy, Inc.
(a)
............... 49,332 63,145
GrafTech International Ltd.
(b)
........... 24,548 94,019
LSI Industries, Inc. .................. 3,083 48,958
NEXTracker, Inc., Class A
(a)
............ 6,133 246,301
NuScale Power Corp., Class A
(a)
......... 6,531 32,002
Powell Industries, Inc. ................ 1,087 90,112
Preformed Line Products Co. ........... 290 47,148
SES AI Corp., Class A
(a)
.............. 15,997 36,313
Shoals Technologies Group, Inc., Class A
(a) (b)
20,968 382,666
SKYX Platforms Corp.
(a) (b)
............. 6,518 9,256
Stem, Inc.
(a) (b)
..................... 17,311 73,399
SunPower Corp.
(a) (b)
................. 10,843 66,901
Thermon Group Holdings, Inc.
(a)
......... 3,965 108,919
TPI Composites, Inc.
(a)
............... 5,282 13,997
Vicor Corp.
(a)
...................... 2,726 160,534
4,297,891
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.
(a) (b)
................. 2,594 17,276
Advanced Energy Industries, Inc. ........ 4,643 478,786
Aeva Technologies, Inc.
(a)
............. 9,944 7,606
Akoustis Technologies, Inc.
(a) (b)
.......... 9,072 6,830
Arlo Technologies, Inc.
(a) (b)
............. 11,100 114,330
Badger Meter, Inc. .................. 3,613 519,802
Bel Fuse, Inc., Class B ............... 1,277 60,938
Belden, Inc. ...................... 5,252 507,081
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc. ........... 4,508 $ 109,364
Climb Global Solutions, Inc.
(b)
........... 456 19,612
CTS Corp.
(b)
...................... 3,872 161,617
Daktronics, Inc.
(a)
................... 4,665 41,612
ePlus, Inc.
(a)
...................... 3,255 206,758
Evolv Technologies Holdings, Inc.
(a) (b)
..... 13,774 66,942
Fabrinet
(a)
........................ 4,515 752,289
FARO Technologies, Inc.
(a)
............. 2,182 33,232
Insight Enterprises, Inc.
(a)
............. 3,566 518,853
Iteris, Inc.
(a) (b)
...................... 4,835 20,017
Itron, Inc.
(a)
....................... 5,669 343,428
Kimball Electronics, Inc.
(a)
............. 3,059 83,755
Knowles Corp.
(a)
................... 11,244 166,524
Lightwave Logic, Inc.
(a)
............... 14,442 64,556
Luna Innovations, Inc.
(a) (b)
............. 3,909 22,907
Methode Electronics, Inc. ............. 4,365 99,740
MicroVision, Inc.
(a) (b)
................. 21,927 48,020
Mirion Technologies, Inc., Class A
(a)
...... 24,506 183,060
Napco Security Technologies, Inc. ....... 3,979 88,533
nLight, Inc.
(a) (b)
..................... 5,642 58,677
Novanta, Inc.
(a)
.................... 4,413 633,001
OSI Systems, Inc.
(a)
................. 1,920 226,637
PAR Technology Corp.
(a)
.............. 3,328 128,261
PC Connection, Inc. ................. 1,428 76,227
Plexus Corp.
(a)
..................... 3,379 314,179
Presto Automation, Inc.
(a)
.............. 1,811 2,590
Richardson Electronics Ltd. ............ 1,438 15,717
Rogers Corp.
(a)
.................... 2,118 278,453
Sanmina Corp.
(a)
................... 7,081 384,357
ScanSource, Inc.
(a)
.................. 3,029 91,809
SmartRent, Inc., Class A
(a) (b)
............ 22,841 59,615
TTM Technologies, Inc.
(a)
.............. 12,341 158,952
Vishay Intertechnology, Inc. ............ 15,722 388,648
Vishay Precision Group, Inc.
(a)
.......... 1,433 48,120
Vuzix Corp.
(a) (b)
.................... 6,990 25,374
7,634,085
Energy Equipment & Services — 3.0%
Archrock, Inc. ..................... 17,460 219,996
Atlas Energy Solutions, Inc., Class A ...... 1,993 44,304
Borr Drilling Ltd.
(a)
.................. 26,657 189,265
Bristow Group, Inc.
(a)
................ 2,784 78,425
Cactus, Inc., Class A
(b)
............... 7,993 401,329
ChampionX Corp.
(b)
................. 24,640 877,677
Core Laboratories, Inc. ............... 5,761 138,322
Diamond Offshore Drilling, Inc.
(a)
......... 12,591 184,836
DMC Global, Inc.
(a)
.................. 2,255 55,180
Dril-Quip, Inc.
(a)
.................... 4,147 116,821
Expro Group Holdings NV
(a)
............ 11,041 256,482
Forum Energy Technologies, Inc.
(a)
....... 1,154 27,719
Helix Energy Solutions Group, Inc.
(a)
...... 17,374 194,068
Helmerich & Payne, Inc.
(b)
............. 12,106 510,389
KLX Energy Services Holdings, Inc.
(a)
..... 1,542 18,273
Kodiak Gas Services, Inc.
(a)
............ 1,904 34,043
Liberty Energy, Inc., Class A ........... 20,567 380,901
Mammoth Energy Services, Inc.
(a)
........ 2,727 12,653
Nabors Industries Ltd.
(a)
.............. 1,116 137,424
Newpark Resources, Inc.
(a)
............ 9,368 64,733
Noble Corp. plc .................... 13,692 693,500
Oceaneering International, Inc.
(a) (b)
....... 12,263 315,404
Oil States International, Inc.
(a)
........... 7,905 66,165
Patterson-UTI Energy, Inc. ............ 43,586 603,230
ProFrac Holding Corp., Class A
(a) (b)
....... 2,833 30,823
ProPetro Holding Corp.
(a) (b)
............ 12,624 134,193
Ranger Energy Services, Inc. ........... 1,537 21,795
RPC, Inc.
(b)
....................... 10,531 94,147

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
SEACOR Marine Holdings, Inc.
(a) (b)
....... 2,854 $ 39,614
Seadrill Ltd.
(a)
..................... 6,166 276,175
Select Water Solutions, Inc., Class A ...... 10,279 81,718
Solaris Oilfield Infrastructure, Inc., Class A .. 4,262 45,433
TETRA Technologies, Inc.
(a)
............ 15,972 101,901
Tidewater, Inc.
(a)
................... 5,883 418,105
US Silica Holdings, Inc.
(a)
............. 9,558 134,194
Valaris Ltd.
(a)
...................... 7,539 565,274
Weatherford International plc
(a)
.......... 8,797 794,633
8,359,144
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A
(a)
.... 1,365 53,331
Atlanta Braves Holdings, Inc., Class C
(a)
... 5,335 190,619
Cinemark Holdings, Inc.
(a) (b)
............ 13,523 248,147
IMAX Corp.
(a)
..................... 5,497 106,202
Lions Gate Entertainment Corp., Class A
(a)
.. 7,893 66,933
Lions Gate Entertainment Corp., Class B
(a)
.. 13,753 108,236
Loop Media, Inc.
(a)
.................. 4,484 2,229
Madison Square Garden Entertainment
Corp.
(a) (b)
...................... 5,334 175,542
Marcus Corp. (The)
(b)
................ 3,200 49,600
Playstudios, Inc., Class A
(a)
............ 11,111 35,333
Reservoir Media, Inc.
(a)
............... 2,375 14,487
Sphere Entertainment Co., Class A
(a)
...... 3,241 120,436
Vivid Seats, Inc., Class A
(a)
............ 2,872 18,438
1,189,533
Financial Services — 2.3%
Acacia Research Corp.
(a)
.............. 4,540 16,571
Alerus Financial Corp.
(b)
.............. 2,444 44,432
A-Mark Precious Metals, Inc.
(b)
.......... 2,322 68,104
AvidXchange Holdings, Inc.
(a) (b)
.......... 18,789 178,120
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 3,281 69,557
Cannae Holdings, Inc.
(a)
.............. 9,129 170,165
Cantaloupe, Inc.
(a)
.................. 6,923 43,269
Cass Information Systems, Inc. ......... 1,674 62,356
Compass Diversified Holdings .......... 7,842 147,194
Enact Holdings, Inc. ................. 3,850 104,835
Essent Group Ltd. .................. 13,226 625,458
EVERTEC, Inc. .................... 8,021 298,221
Federal Agricultural Mortgage Corp., Class C 1,151 177,599
Finance of America Cos., Inc., Class A
(a)
... 6,243 7,991
Flywire Corp.
(a)
.................... 12,013 383,095
I3 Verticals, Inc., Class A
(a)
............. 2,982 63,039
International Money Express, Inc.
(a)
....... 4,172 70,632
Jackson Financial, Inc., Class A
(b)
........ 10,074 385,028
Marqeta, Inc., Class A
(a) (b)
............. 60,561 362,155
Merchants Bancorp
(b)
................ 1,980 54,886
Mr Cooper Group, Inc.
(a)
.............. 8,120 434,907
NewtekOne, Inc. ................... 3,060 45,135
NMI Holdings, Inc., Class A
(a)
........... 10,340 280,111
Ocwen Financial Corp.
(a) (b)
............. 821 21,247
Pagseguro Digital Ltd., Class A
(a)
........ 24,346 209,619
Payoneer Global, Inc.
(a)
............... 32,232 197,260
Paysafe Ltd.
(a)
..................... 4,133 49,555
Paysign, Inc.
(a)
..................... 3,739 7,291
PennyMac Financial Services, Inc. ....... 3,170 211,122
Priority Technology Holdings, Inc.
(a)
....... 1,951 6,321
Radian Group, Inc. .................. 18,946 475,734
Remitly Global, Inc.
(a)
................ 16,170 407,807
Repay Holdings Corp., Class A
(a)
........ 10,324 78,359
Security National Financial Corp., Class A
(a)
. 1,267 9,933
StoneCo Ltd., Class A
(a)
.............. 35,619 380,055
SWK Holdings Corp.
(a)
............... 413 6,505
Security
Shares
Shares Value
Financial Services (continued)
Velocity Financial, Inc.
(a)
.............. 1,023 $ 11,560
Walker & Dunlop, Inc. ................ 3,988 296,069
Waterstone Financial, Inc.
(b)
............ 2,445 26,773
6,488,070
Food Products — 1.2%
Alico, Inc.
(b)
....................... 1,070 26,707
B&G Foods, Inc.
(b)
.................. 8,791 86,943
Benson Hill, Inc.
(a)
.................. 19,877 6,589
Beyond Meat, Inc.
(a) (b)
................ 7,668 73,766
BRC, Inc., Class A
(a)
................. 4,682 16,808
Calavo Growers, Inc.
(b)
............... 2,114 53,336
Cal-Maine Foods, Inc.
(b)
.............. 4,757 230,334
Dole plc
(b)
........................ 8,579 99,345
Fresh Del Monte Produce, Inc. .......... 4,178 107,959
Hain Celestial Group, Inc. (The)
(a)
........ 11,083 114,931
Hostess Brands, Inc., Class A
(a)
......... 16,234 540,755
J & J Snack Foods Corp.
(b)
............ 1,864 305,044
John B Sanfilippo & Son, Inc. ........... 1,123 110,952
Lancaster Colony Corp. .............. 2,432 401,353
Limoneira Co. ..................... 1,958 29,997
Mission Produce, Inc.
(a)
............... 5,804 56,183
Seneca Foods Corp., Class A
(a)
......... 591 31,813
Simply Good Foods Co. (The)
(a)
......... 11,192 386,348
Sovos Brands, Inc.
(a)
................. 6,276 141,524
SunOpta, Inc.
(a)
.................... 10,875 36,649
TreeHouse Foods, Inc.
(a) (b)
............. 6,242 272,026
Utz Brands, Inc., Class A
(b)
............ 8,718 117,083
Vital Farms, Inc.
(a)
.................. 3,731 43,205
Westrock Coffee Co.
(a)
............... 3,342 29,610
3,319,260
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A .... 12,149 429,346
Chesapeake Utilities Corp.
(b)
........... 2,178 212,899
New Jersey Resources Corp. ........... 12,157 493,939
Northwest Natural Holding Co. .......... 4,529 172,827
ONE Gas, Inc. ..................... 6,822 465,806
RGC Resources, Inc.
(b)
............... 893 15,449
Southwest Gas Holdings, Inc. .......... 7,658 462,620
Spire, Inc.
(b)
....................... 6,381 361,037
2,613,923
Ground Transportation — 0.5%
ArcBest Corp.
(b)
.................... 2,954 300,274
Covenant Logistics Group, Inc., Class A .... 1,100 48,235
Daseke, Inc.
(a) (b)
.................... 5,022 25,763
FTAI Infrastructure, Inc. ............... 11,882 38,260
Heartland Express, Inc.
(b)
............. 5,670 83,292
Marten Transport Ltd. ................ 7,258 143,055
PAM Transportation Services, Inc.
(a)
...... 707 15,236
RXO, Inc.
(a)
....................... 14,253 281,212
TuSimple Holdings, Inc., Class A
(a) (b)
...... 21,399 33,382
Universal Logistics Holdings, Inc. ........ 814 20,497
Werner Enterprises, Inc.
(b)
............. 7,717 300,577
1,289,783
Health Care Equipment & Supplies — 3.0%
Accuray, Inc.
(a)
..................... 11,215 30,505
Alphatec Holdings, Inc.
(a)
.............. 9,564 124,045
AngioDynamics, Inc.
(a)
............... 5,151 37,654
Artivion, Inc.
(a) (b)
.................... 5,060 76,710
AtriCure, Inc.
(a) (b)
................... 5,732 251,062
Atrion Corp. ...................... 173 71,478
Avanos Medical, Inc.
(a)
............... 5,814 117,559
AxoGen, Inc.
(a)
..................... 4,664 23,320
Axonics, Inc.
(a)
..................... 6,011 337,337

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Beyond Air, Inc.
(a)
................... 3,226 $ 7,452
Butterfly Network, Inc., Class A
(a)
........ 16,148 19,055
Cerus Corp.
(a)
..................... 23,654 38,319
ClearPoint Neuro, Inc.
(a) (b)
............. 2,841 14,233
CONMED Corp. .................... 3,757 378,893
Cutera, Inc.
(a)
..................... 2,055 12,371
CVRx, Inc.
(a) (b)
..................... 1,328 20,146
Embecta Corp.
(b)
................... 7,296 109,805
Glaukos Corp.
(a)
.................... 5,834 439,008
Haemonetics Corp.
(a)
................ 6,122 548,409
Inari Medical, Inc.
(a)
................. 6,605 431,967
Inmode Ltd.
(a)
..................... 9,500 289,370
Inogen, Inc.
(a)
..................... 2,708 14,136
Integer Holdings Corp.
(a)
.............. 4,159 326,190
iRadimed Corp. .................... 812 36,028
iRhythm Technologies, Inc.
(a)
........... 3,785 356,774
KORU Medical Systems, Inc.
(a)
.......... 3,441 9,291
Lantheus Holdings, Inc.
(a)
............. 8,334 579,046
LeMaitre Vascular, Inc. ............... 2,344 127,701
LivaNova plc
(a)
..................... 6,700 354,296
Merit Medical Systems, Inc.
(a)
........... 7,029 485,142
Nano-X Imaging Ltd.
(a) (b)
.............. 5,600 36,736
Neogen Corp.
(a)
.................... 26,892 498,578
Nevro Corp.
(a)
..................... 4,491 86,317
Omnicell, Inc.
(a) (b)
................... 5,575 251,098
OraSure Technologies, Inc.
(a)
........... 8,387 49,735
Orchestra BioMed Holdings, Inc.
(a)
....... 1,709 14,902
Orthofix Medical, Inc.
(a)
............... 4,464 57,407
OrthoPediatrics Corp.
(a)
............... 1,931 61,792
Outset Medical, Inc.
(a)
................ 5,979 65,052
Paragon 28, Inc.
(a)
.................. 5,313 66,678
PROCEPT BioRobotics Corp.
(a)
......... 4,427 145,250
Pulmonx Corp.
(a)
................... 4,607 47,590
Pulse Biosciences, Inc.
(a) (b)
............. 1,871 7,540
RxSight, Inc.
(a)
..................... 3,295 91,898
Sanara Medtech, Inc.
(a) (b)
.............. 433 13,479
Semler Scientific, Inc.
(a)
............... 599 15,197
SI-BONE, Inc.
(a)
.................... 4,296 91,247
Sight Sciences, Inc.
(a)
................ 2,527 8,516
Silk Road Medical, Inc.
(a)
.............. 4,762 71,382
STAAR Surgical Co.
(a)
................ 5,964 239,634
Surmodics, Inc.
(a)
................... 1,610 51,665
Tactile Systems Technology, Inc.
(a)
....... 2,848 40,014
Tela Bio, Inc.
(a)
..................... 1,829 14,632
TransMedics Group, Inc.
(a) (b)
............ 3,996 218,781
Treace Medical Concepts, Inc.
(a)
......... 5,432 71,214
UFP Technologies, Inc.
(a)
.............. 859 138,686
Utah Medical Products, Inc. ............ 363 31,218
Varex Imaging Corp.
(a)
............... 4,877 91,639
Vicarious Surgical, Inc., Class A
(a)
........ 10,575 6,247
Zimvie, Inc.
(a)
...................... 3,284 30,902
Zynex, Inc.
(a) (b)
..................... 2,352 18,816
8,301,144
Health Care Providers & Services — 2.6%
23andMe Holding Co., Class A
(a) (b)
....... 30,482 29,802
Accolade, Inc.
(a)
.................... 8,654 91,559
AdaptHealth Corp.
(a)
................. 11,833 107,680
Addus HomeCare Corp.
(a)
............. 1,959 166,887
Agiliti, Inc.
(a)
...................... 3,678 23,870
AirSculpt Technologies, Inc.
(a) (b)
......... 1,033 7,066
Alignment Healthcare, Inc.
(a)
........... 10,399 72,169
AMN Healthcare Services, Inc.
(a)
......... 4,914 418,575
Apollo Medical Holdings, Inc.
(a) (b)
......... 5,260 162,271
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,955 4,706
Brookdale Senior Living, Inc.
(a)
.......... 22,076 91,395
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cano Health, Inc., Class A
(a)
............ 30,142 $ 7,644
CareMax, Inc., Class A
(a)
.............. 9,597 20,346
Castle Biosciences, Inc.
(a)
............. 3,023 51,058
Community Health Systems, Inc.
(a)
....... 14,465 41,949
CorVel Corp.
(a) (b)
.................... 1,059 208,252
Cross Country Healthcare, Inc.
(a)
........ 4,464 110,663
DocGo, Inc.
(a)
..................... 9,541 50,854
Enhabit, Inc.
(a)
..................... 6,202 69,772
Ensign Group, Inc. (The)
(b)
............. 6,755 627,742
Fulgent Genetics, Inc.
(a)
.............. 2,569 68,695
Guardant Health, Inc.
(a)
............... 13,868 411,048
HealthEquity, Inc.
(a)
.................. 10,424 761,473
Hims & Hers Health, Inc., Class A
(a)
....... 15,185 95,514
InfuSystem Holdings, Inc.
(a)
............ 2,010 19,376
Innovage Holding Corp.
(a)
............. 2,186 13,094
Invitae Corp.
(a)
..................... 37,811 22,883
Joint Corp. (The)
(a)
.................. 1,617 14,537
LifeStance Health Group, Inc.
(a) (b)
........ 12,972 89,118
ModivCare, Inc.
(a)
................... 1,556 49,030
National HealthCare Corp.
(b)
........... 1,502 96,098
National Research Corp.
(b)
............. 1,725 76,538
NeoGenomics, Inc.
(a)
................ 15,544 191,191
OPKO Health, Inc.
(a) (b)
................ 48,843 78,149
Option Care Health, Inc.
(a)
............. 21,093 682,359
Owens & Minor, Inc.
(a) (b)
............... 9,051 146,264
P3 Health Partners, Inc., Class A
(a) (b)
...... 5,268 7,744
Patterson Cos., Inc.
(b)
................ 10,624 314,895
Pediatrix Medical Group, Inc.
(a) (b)
......... 10,618 134,955
Pennant Group, Inc. (The)
(a)
............ 3,760 41,849
PetIQ, Inc., Class A
(a)
................ 3,245 63,926
Privia Health Group, Inc.
(a)
............. 13,640 313,720
Progyny, Inc.
(a) (b)
................... 9,584 326,048
Quipt Home Medical Corp.
(a) (b)
.......... 4,359 22,187
RadNet, Inc.
(a)
..................... 7,416 209,057
Select Medical Holdings Corp.
(b)
......... 12,846 324,618
Surgery Partners, Inc.
(a)
.............. 8,322 243,419
US Physical Therapy, Inc.
(b)
............ 1,823 167,224
Viemed Healthcare, Inc.
(a)
............. 3,706 24,941
7,374,210
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 12,633 258,977
Community Healthcare Trust, Inc. ........ 3,200 95,040
Diversified Healthcare Trust ............ 31,390 60,897
Global Medical REIT, Inc. ............. 8,621 77,330
LTC Properties, Inc. ................. 5,250 168,682
National Health Investors, Inc. .......... 5,233 268,767
Physicians Realty Trust
(b)
............. 30,320 369,601
Sabra Health Care REIT, Inc. ........... 29,079 405,361
Universal Health Realty Income Trust ..... 1,795 72,572
1,777,227
Health Care Technology — 0.5%
American Well Corp., Class A
(a)
......... 28,979 33,906
Computer Programs & Systems, Inc.
(a)
..... 1,729 27,560
Definitive Healthcare Corp., Class A
(a)
..... 5,763 46,046
Evolent Health, Inc., Class A
(a)
.......... 13,779 375,202
Health Catalyst, Inc.
(a)
................ 6,886 69,686
HealthStream, Inc. .................. 2,970 64,093
Multiplan Corp., Class A
(a)
............. 47,109 79,143
NextGen Healthcare, Inc.
(a)
............ 6,790 161,127
OptimizeRx Corp.
(a)
................. 2,300 17,894
Phreesia, Inc.
(a)
.................... 6,302 117,721
Schrodinger, Inc.
(a) (b)
................. 6,757 191,020
Sharecare, Inc., Class A
(a)
............. 40,269 37,869
Simulations Plus, Inc.
(b)
............... 2,021 84,276

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Veradigm, Inc.
(a)
.................... 13,443 $ 176,641
1,482,184
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.
(b)
........... 27,133 416,220
Braemar Hotels & Resorts, Inc. ......... 8,632 23,911
Chatham Lodging Trust ............... 5,768 55,200
DiamondRock Hospitality Co.
(b)
......... 26,545 213,156
Hersha Hospitality Trust, Class A ........ 3,817 37,636
Pebblebrook Hotel Trust .............. 15,179 206,282
RLJ Lodging Trust .................. 19,532 191,218
Ryman Hospitality Properties, Inc.
(b)
...... 7,125 593,370
Service Properties Trust .............. 20,094 154,523
Summit Hotel Properties, Inc. ........... 13,855 80,359
Sunstone Hotel Investors, Inc. .......... 25,600 239,360
Xenia Hotels & Resorts, Inc.
(b)
.......... 13,463 158,594
2,369,829
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A
(a)
...... 6,784 74,285
Bally's Corp.
(a)
..................... 3,691 48,389
Biglari Holdings, Inc., Class B
(a)
......... 65 10,790
BJ's Restaurants, Inc.
(a)
............... 2,971 69,700
Bloomin' Brands, Inc.
(b)
............... 10,774 264,933
Bluegreen Vacations Holding Corp.
(b)
...... 1,428 52,379
Bowlero Corp., Class A
(a)
.............. 3,489 33,564
Brinker International, Inc.
(a)
............ 5,585 176,430
Carrols Restaurant Group, Inc.
(a)
......... 4,331 28,541
Century Casinos, Inc.
(a)
............... 3,716 19,063
Cheesecake Factory, Inc. (The)
(b)
........ 6,144 186,163
Chuy's Holdings, Inc.
(a) (b)
.............. 2,210 78,632
Cracker Barrel Old Country Store, Inc.
(b)
... 2,727 183,254
Dave & Buster's Entertainment, Inc.
(a)
..... 4,469 165,666
Denny's Corp.
(a)
.................... 6,672 56,512
Dine Brands Global, Inc. .............. 1,980 97,911
El Pollo Loco Holdings, Inc. ............ 3,140 28,103
Everi Holdings, Inc.
(a)
................ 10,723 141,758
Fiesta Restaurant Group, Inc.
(a)
......... 1,935 16,370
First Watch Restaurant Group, Inc.
(a)
...... 2,640 45,646
Full House Resorts, Inc.
(a)
............. 3,953 16,879
Global Business Travel Group I
(a)
........ 3,738 20,559
Golden Entertainment, Inc. ............ 2,622 89,620
Hilton Grand Vacations, Inc.
(a)
.......... 10,140 412,698
Inspired Entertainment, Inc.
(a)
........... 2,571 30,749
International Game Technology plc ....... 13,525 410,078
Jack in the Box, Inc. ................. 2,576 177,899
Krispy Kreme, Inc.
(b)
................. 10,509 131,047
Kura Sushi USA, Inc., Class A
(a) (b)
........ 718 47,474
Life Time Group Holdings, Inc.
(a)
......... 5,394 82,043
Light & Wonder, Inc., Class A
(a) (b)
........ 11,297 805,815
Lindblad Expeditions Holdings, Inc.
(a) (b)
.... 4,188 30,154
Monarch Casino & Resort, Inc.
(b)
......... 1,662 103,210
Mondee Holdings, Inc., Class A
(a)
........ 5,362 19,142
Nathan's Famous, Inc. ............... 364 25,720
Noodles & Co., Class A
(a)
............. 5,344 13,146
ONE Group Hospitality, Inc. (The)
(a)
....... 3,303 18,166
Papa John's International, Inc.
(b)
......... 4,017 274,040
PlayAGS, Inc.
(a)
.................... 4,435 28,916
Portillo's, Inc., Class A
(a)
.............. 5,671 87,277
Potbelly Corp.
(a)
.................... 2,991 23,330
RCI Hospitality Holdings, Inc. ........... 1,076 65,270
Red Robin Gourmet Burgers, Inc.
(a)
....... 1,939 15,590
Red Rock Resorts, Inc., Class A
(b)
........ 5,832 239,112
Rush Street Interactive, Inc., Class A
(a)
.... 7,983 36,881
Sabre Corp.
(a)
..................... 41,704 187,251
SeaWorld Entertainment, Inc.
(a)
......... 4,468 206,645
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A
(a)
........... 4,657 $ 270,432
Six Flags Entertainment Corp.
(a)
......... 8,870 208,534
Super Group SGHC Ltd.
(a)
............. 16,574 61,158
Sweetgreen, Inc., Class A
(a)
............ 11,966 140,601
Target Hospitality Corp.
(a)
............. 3,946 62,662
Xponential Fitness, Inc., Class A
(a)
....... 2,984 46,252
6,166,439
Household Durables — 2.0%
Beazer Homes USA, Inc.
(a)
............ 3,705 92,292
Cavco Industries, Inc.
(a)
............... 1,078 286,382
Century Communities, Inc. ............ 3,482 232,528
Cricut, Inc., Class A ................. 5,860 54,439
Dream Finders Homes, Inc., Class A
(a)
..... 2,945 65,467
Ethan Allen Interiors, Inc. ............. 2,912 87,069
GoPro, Inc., Class A
(a)
................ 15,442 48,488
Green Brick Partners, Inc.
(a)
............ 3,253 135,032
Helen of Troy Ltd.
(a) (b)
................ 2,994 348,981
Hooker Furnishings Corp. ............. 1,280 24,896
Hovnanian Enterprises, Inc., Class A
(a)
..... 589 59,878
Installed Building Products, Inc. ......... 2,921 364,804
iRobot Corp.
(a)
..................... 3,461 131,172
KB Home ........................ 8,880 410,966
Landsea Homes Corp.
(a)
.............. 1,315 11,822
La-Z-Boy, Inc.
(b)
.................... 5,447 168,203
Legacy Housing Corp.
(a)
.............. 1,352 26,242
LGI Homes, Inc.
(a)
.................. 2,553 253,998
Lovesac Co. (The)
(a)
................. 1,802 35,896
M/I Homes, Inc.
(a) (b)
.................. 3,301 277,416
MDC Holdings, Inc. ................. 7,384 304,442
Meritage Homes Corp. ............... 4,438 543,167
Purple Innovation, Inc.
(b)
.............. 5,895 10,080
Skyline Champion Corp.
(a)
............. 6,656 424,120
Snap One Holdings Corp.
(a) (b)
........... 2,210 20,420
Sonos, Inc.
(a)
...................... 15,632 201,809
Taylor Morrison Home Corp.
(a) (b)
......... 13,027 555,080
Traeger, Inc.
(a)
..................... 4,596 12,547
TRI Pointe Homes, Inc.
(a)
.............. 12,273 335,667
United Homes Group, Inc., Class A
(a)
...... 827 4,631
Vizio Holding Corp., Class A
(a)
.......... 9,317 50,405
VOXX International Corp., Class A
(a)
...... 1,576 12,577
5,590,916
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,074 47,406
Central Garden & Pet Co., Class A
(a)
...... 5,017 201,132
Energizer Holdings, Inc.
(b)
............. 8,904 285,284
Oil-Dri Corp. of America .............. 566 34,950
WD-40 Co.
(b)
...................... 1,683 342,053
910,825
Independent Power and Renewable Electricity Producers
— 0.3%
(b)
Altus Power, Inc., Class A
(a)
............ 8,211 43,108
Montauk Renewables, Inc.
(a)
........... 8,056 73,390
Ormat Technologies, Inc. .............. 6,553 458,186
Sunnova Energy International, Inc.
(a)
...... 12,404 129,870
704,554
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 3,041 54,981
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.
(b)
..... 3,434 259,816
LXP Industrial Trust ................. 36,351 323,524
Plymouth Industrial REIT, Inc.
(b)
......... 5,289 110,805

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Terreno Realty Corp. ................ 10,093 $ 573,282
1,267,427
Insurance — 1.8%
Ambac Financial Group, Inc.
(a)
.......... 5,361 64,654
American Coastal Insurance Corp.
(a)
...... 2,392 17,605
American Equity Investment Life Holding Co. 9,657 518,002
AMERISAFE, Inc.
(b)
................. 2,367 118,516
Argo Group International Holdings Ltd. .... 4,076 121,628
BRP Group, Inc., Class A
(a)
............ 7,385 171,554
CNO Financial Group, Inc.
(b)
........... 14,528 344,749
Crawford & Co., Class A .............. 1,513 14,131
Donegal Group, Inc., Class A ........... 2,120 30,221
eHealth, Inc.
(a) (b)
.................... 3,900 28,860
Employers Holdings, Inc. .............. 3,200 127,840
Enstar Group Ltd.
(a)
................. 1,488 360,096
F&G Annuities & Life, Inc.
(b)
............ 2,285 64,117
Fidelis Insurance Holdings Ltd.
(a)
........ 1,968 28,890
Genworth Financial, Inc., Class A
(a)
....... 55,981 328,049
GoHealth, Inc., Class A
(a)
.............. 535 7,752
Goosehead Insurance, Inc., Class A
(a)
..... 2,658 198,101
Greenlight Capital Re Ltd., Class A
(a) (b)
..... 2,816 30,244
HCI Group, Inc.
(b)
................... 839 45,549
Hippo Holdings, Inc.
(a) (b)
............... 1,313 10,465
Horace Mann Educators Corp. .......... 4,848 142,434
Investors Title Co. .................. 115 17,030
James River Group Holdings Ltd. ........ 3,796 58,269
Kingsway Financial Services, Inc.
(a)
....... 985 7,437
Lemonade, Inc.
(a)
................... 6,368 73,996
Maiden Holdings Ltd.
(a)
............... 10,057 17,700
MBIA, Inc.
(a)
...................... 6,545 47,189
Mercury General Corp. ............... 3,571 100,095
National Western Life Group, Inc., Class A .. 289 126,435
NI Holdings, Inc.
(a)
.................. 1,275 16,409
Oscar Health, Inc., Class A
(a)
........... 19,090 106,331
Palomar Holdings, Inc.
(a)
.............. 3,074 156,006
ProAssurance Corp. ................. 6,029 113,888
Safety Insurance Group, Inc. ........... 1,633 111,354
Selective Insurance Group, Inc. ......... 7,478 771,505
Selectquote, Inc.
(a)
.................. 20,577 24,075
SiriusPoint Ltd.
(a)
................... 11,529 117,250
Skyward Specialty Insurance Group, Inc.
(a)
.. 2,976 81,423
Stewart Information Services Corp. ....... 3,201 140,204
Tiptree, Inc. ...................... 3,191 53,481
Trupanion, Inc.
(a)
................... 4,765 134,373
United Fire Group, Inc.
(b)
.............. 2,555 50,461
Universal Insurance Holdings, Inc. ....... 2,707 37,952
5,136,320
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(a)
............... 12,447 185,709
Cargurus, Inc., Class A
(a)
.............. 12,010 210,415
Cars.com, Inc.
(a)
.................... 8,358 140,916
DHI Group, Inc.
(a)
................... 4,964 15,190
Eventbrite, Inc., Class A
(a) (b)
............ 9,999 98,590
EverQuote, Inc., Class A
(a)
............. 2,728 19,723
fuboTV, Inc.
(a)
..................... 34,996 93,439
Grindr, Inc.
(a)
...................... 4,871 28,008
MediaAlpha, Inc., Class A
(a)
............ 3,268 26,994
Nextdoor Holdings, Inc., Class A
(a) (b)
...... 18,214 33,149
Outbrain, Inc.
(a)
.................... 4,636 22,577
QuinStreet, Inc.
(a)
................... 6,940 62,252
Shutterstock, Inc.
(b)
.................. 3,050 116,053
System1, Inc., Class A
(a)
.............. 3,236 3,916
TrueCar, Inc.
(a)
..................... 9,635 19,944
Vimeo, Inc.
(a)
...................... 17,025 60,269
Security
Shares
Shares Value
Interactive Media & Services (continued)
Yelp, Inc.
(a)
....................... 8,237 $ 342,577
Ziff Davis, Inc.
(a) (b)
................... 5,878 374,370
ZipRecruiter, Inc., Class A
(a)
............ 8,338 99,973
1,954,064
IT Services — 0.5%
BigBear.ai Holdings, Inc.
(a)
............. 3,896 5,883
BigCommerce Holdings, Inc.
(a)
.......... 8,251 81,437
Brightcove, Inc.
(a)
................... 5,129 16,874
DigitalOcean Holdings, Inc.
(a) (b)
.......... 7,819 187,891
Fastly, Inc., Class A
(a) (b)
............... 14,585 279,595
Grid Dynamics Holdings, Inc., Class A
(a)
.... 6,744 82,142
Hackett Group, Inc. (The)
(b)
............ 3,173 74,851
Information Services Group, Inc. ......... 4,126 18,072
Perficient, Inc.
(a)
.................... 4,243 245,500
Rackspace Technology, Inc.
(a)
.......... 7,166 16,840
Squarespace, Inc., Class A
(a)
........... 5,440 157,597
Thoughtworks Holding, Inc.
(a)
........... 11,655 47,552
Tucows, Inc., Class A
(a)
............... 1,282 26,166
Unisys Corp.
(a) (b)
.................... 7,794 26,889
1,267,289
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 3,857 204,575
AMMO, Inc.
(a)
..................... 10,187 20,578
Clarus Corp. ...................... 2,888 21,833
Escalade, Inc. ..................... 986 15,096
Funko, Inc., Class A
(a)
................ 4,428 33,874
JAKKS Pacific, Inc.
(a)
................ 822 15,281
Johnson Outdoors, Inc., Class A ......... 635 34,728
Latham Group, Inc.
(a)
................ 5,052 14,146
Malibu Boats, Inc., Class A
(a)
........... 2,472 121,177
Marine Products Corp. ............... 798 11,340
MasterCraft Boat Holdings, Inc.
(a)
........ 2,195 48,773
Smith & Wesson Brands, Inc. ........... 5,641 72,825
Solo Brands, Inc., Class A
(a) (b)
........... 3,296 16,810
Sturm Ruger & Co., Inc. .............. 2,180 113,622
Topgolf Callaway Brands Corp.
(a)
........ 17,585 243,376
Vista Outdoor, Inc.
(a)
................. 7,107 235,384
1,223,418
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)
........ 13,904 75,777
Akoya Biosciences, Inc.
(a)
............. 2,922 13,587
BioLife Solutions, Inc.
(a)
............... 4,286 59,190
Codexis, Inc.
(a)
..................... 7,084 13,389
CryoPort, Inc.
(a)
.................... 5,270 72,252
Cytek Biosciences, Inc.
(a) (b)
............ 14,912 82,314
Harvard Bioscience, Inc.
(a) (b)
............ 4,660 20,038
MaxCyte, Inc.
(a) (b)
................... 8,787 27,416
MaxCyte, Inc.
(a)
.................... 1,844 5,753
Mesa Laboratories, Inc.
(b)
............. 604 63,462
NanoString Technologies, Inc.
(a)
......... 5,292 9,102
Nautilus Biotechnology, Inc.
(a)
........... 5,534 17,488
OmniAb Operations, Inc., 12.50 Earnout
Shares
(a) (d)
..................... 703 —
OmniAb Operations, Inc., 15.00 Earnout
Shares
(a) (d)
..................... 703 —
OmniAb, Inc.
(a) (b)
................... 11,395 59,140
Pacific Biosciences of California, Inc.
(a)
.... 31,544 263,392
Quanterix Corp.
(a)
................... 4,455 120,909
Quantum-Si, Inc., Class A
(a)
............ 14,387 23,882
Seer, Inc., Class A
(a)
................. 7,871 17,395
SomaLogic, Inc., Class A
(a)
............ 20,213 48,309
992,795

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.7%
374Water, Inc.
(a) (b)
.................. 6,928 $ 8,591
3D Systems Corp.
(a)
................. 16,298 80,023
Alamo Group, Inc. .................. 1,244 215,038
Albany International Corp., Class A ....... 3,793 327,260
Astec Industries, Inc. ................ 2,763 130,165
Barnes Group, Inc. .................. 6,012 204,228
Blue Bird Corp.
(a)
................... 2,234 47,696
Chart Industries, Inc.
(a)
............... 5,306 897,351
CIRCOR International, Inc.
(a)
........... 2,516 140,267
Columbus McKinnon Corp.
(b)
........... 3,534 123,372
Commercial Vehicle Group, Inc.
(a)
........ 3,905 30,303
Desktop Metal, Inc., Class A
(a) (b)
......... 34,977 51,066
Douglas Dynamics, Inc. .............. 2,910 87,824
Energy Recovery, Inc.
(a)
.............. 6,825 144,758
Enerpac Tool Group Corp., Class A
(b)
...... 6,992 184,798
EnPro Industries, Inc.
(b)
............... 2,593 314,246
ESCO Technologies, Inc. ............. 3,166 330,657
Federal Signal Corp.
(b)
............... 7,382 440,927
Franklin Electric Co., Inc. ............. 5,652 504,328
Gencor Industries, Inc.
(a)
.............. 1,043 14,738
Gorman-Rupp Co. (The)
(b)
............. 2,709 89,126
Greenbrier Cos., Inc. (The) ............ 3,751 150,040
Helios Technologies, Inc. .............. 4,094 227,135
Hillenbrand, Inc.
(b)
.................. 8,448 357,435
Hillman Solutions Corp.
(a)
............. 23,924 197,373
Hyliion Holdings Corp., Class A
(a)
........ 21,512 25,384
Hyster-Yale Materials Handling, Inc.
(b)
..... 1,387 61,832
John Bean Technologies Corp.
(b)
......... 3,913 411,413
Kadant, Inc.
(b)
..................... 1,446 326,145
Kennametal, Inc. ................... 10,158 252,731
Lindsay Corp. ..................... 1,350 158,868
Luxfer Holdings plc ................. 3,156 41,186
Manitowoc Co., Inc. (The)
(a)
............ 4,179 62,894
Mayville Engineering Co., Inc.
(a)
......... 1,333 14,623
Microvast Holdings, Inc.
(a) (b)
............ 13,925 26,318
Miller Industries, Inc. ................ 1,243 48,738
Mueller Industries, Inc.
(b)
.............. 6,882 517,251
Mueller Water Products, Inc., Class A ..... 19,284 244,521
Nikola Corp.
(a) (b)
.................... 74,101 116,338
Omega Flex, Inc.
(b)
.................. 375 29,524
Park-Ohio Holdings Corp. ............. 1,037 20,647
Proto Labs, Inc.
(a)
................... 3,307 87,305
REV Group, Inc. ................... 4,239 67,824
Shyft Group, Inc. (The) ............... 4,344 65,030
SPX Technologies, Inc.
(a) (b)
............. 5,429 441,921
Standex International Corp. ............ 1,467 213,727
Tennant Co. ...................... 2,306 170,990
Terex Corp. ....................... 8,255 475,653
Titan International, Inc.
(a)
.............. 6,771 90,934
Trinity Industries, Inc. ................ 9,911 241,333
Velo3D, Inc.
(a) (b)
.................... 11,461 17,879
Wabash National Corp. ............... 5,970 126,086
Watts Water Technologies, Inc., Class A .... 3,351 579,120
10,234,960
Marine Transportation — 0.3%
Costamare, Inc. .................... 6,404 61,607
Eagle Bulk Shipping, Inc. ............. 1,194 50,184
Genco Shipping & Trading Ltd. .......... 5,272 73,755
Golden Ocean Group Ltd. ............. 15,156 119,429
Himalaya Shipping Ltd.
(a)
.............. 1,201 5,801
Matson, Inc.
(b)
..................... 4,354 386,287
Pangaea Logistics Solutions Ltd. ........ 3,688 21,685
Safe Bulkers, Inc. .................. 9,571 31,010
749,758
Security
Shares
Shares Value
Media — 0.7%
Advantage Solutions, Inc., Class A
(a)
...... 10,119 $ 28,738
AMC Networks, Inc., Class A
(a)
.......... 3,517 41,430
Boston Omaha Corp., Class A
(a) (b)
........ 2,765 45,318
Cardlytics, Inc.
(a)
................... 4,335 71,528
Clear Channel Outdoor Holdings, Inc.
(a)
.... 49,508 78,223
Daily Journal Corp.
(a)
................ 155 45,570
Emerald Holding, Inc.
(a)
............... 2,004 9,058
Entravision Communications Corp., Class A . 8,024 29,288
EW Scripps Co. (The), Class A
(a)
........ 7,028 38,513
Gambling.com Group Ltd.
(a)
............ 1,007 13,172
Gannett Co., Inc.
(a) (b)
................. 18,552 45,452
Gray Television, Inc. ................. 10,125 70,065
iHeartMedia, Inc., Class A
(a)
............ 11,806 37,307
Integral Ad Science Holding Corp.
(a)
...... 5,983 71,138
John Wiley & Sons, Inc., Class A ........ 5,414 201,238
Magnite, Inc.
(a) (b)
.................... 16,673 125,714
PubMatic, Inc., Class A
(a)
.............. 5,286 63,961
Scholastic Corp. ................... 3,325 126,815
Sinclair, Inc., Class A
(b)
............... 4,174 46,832
Stagwell, Inc., Class A
(a)
.............. 9,935 46,595
TechTarget, Inc.
(a)
................... 3,310 100,492
TEGNA, Inc. ...................... 24,989 364,090
Thryv Holdings, Inc.
(a)
................ 3,809 71,495
Townsquare Media, Inc., Class A
(b)
....... 1,297 11,310
Urban One, Inc., Class A
(a)
............. 2,778 13,961
WideOpenWest, Inc.
(a)
............... 6,242 47,751
1,845,054
Metals & Mining — 1.9%
5E Advanced Materials, Inc.
(a) (b)
......... 4,685 10,588
Alpha Metallurgical Resources, Inc.
(b)
..... 1,543 400,763
Arch Resources, Inc., Class A .......... 2,242 382,620
ATI, Inc.
(a)
........................ 15,969 657,124
Caledonia Mining Corp. plc ............ 1,720 16,959
Carpenter Technology Corp. ........... 5,901 396,606
Century Aluminum Co.
(a)
.............. 6,320 45,441
Coeur Mining, Inc.
(a)
................. 39,149 86,911
Commercial Metals Co. ............... 14,521 717,483
Compass Minerals International, Inc. ...... 4,317 120,660
Constellium SE, Class A
(a)
............. 15,852 288,506
Contango ORE, Inc.
(a)
................ 341 6,186
Dakota Gold Corp.
(a)
................. 5,897 15,214
Haynes International, Inc.
(b)
............ 1,537 71,501
Hecla Mining Co.
(b)
.................. 75,151 293,840
i-80 Gold Corp.
(a)
................... 22,518 34,453
Ivanhoe Electric, Inc.
(a)
............... 6,769 80,551
Kaiser Aluminum Corp. ............... 2,029 152,703
Materion Corp. .................... 2,519 256,711
Novagold Resources, Inc.
(a)
............ 29,791 114,397
Olympic Steel, Inc. .................. 1,180 66,328
Perpetua Resources Corp.
(a) (b)
.......... 4,246 13,842
Piedmont Lithium, Inc.
(a) (b)
............. 2,197 87,221
PolyMet Mining Corp.
(a)
............... 6,169 12,832
Ramaco Resources, Inc., Class A ........ 2,631 28,915
Ramaco Resources, Inc., Class B ........ 520 6,203
Ryerson Holding Corp.
(b)
.............. 3,086 89,772
Schnitzer Steel Industries, Inc., Class A .... 3,180 88,563
SunCoke Energy, Inc. ................ 10,374 105,296
TimkenSteel Corp.
(a)
................. 5,164 112,162
Tredegar Corp. .................... 3,463 18,735
Warrior Met Coal, Inc.
(b)
............... 6,481 331,050
Worthington Industries, Inc. ............ 3,732 230,712
5,340,848

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.
(b)
................. 2,019 $ 23,703
Angel Oak Mortgage REIT, Inc. ......... 1,478 12,607
Apollo Commercial Real Estate Finance, Inc.
(b)
17,780 180,111
Arbor Realty Trust, Inc.
(b)
.............. 19,889 301,915
Ares Commercial Real Estate Corp.
(b)
..... 7,325 69,734
ARMOUR Residential REIT, Inc.
(b)
....... 28,028 119,119
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 21,199 461,078
BrightSpire Capital, Inc., Class A
(b)
....... 16,679 104,411
Chicago Atlantic Real Estate Finance, Inc.
(b)
. 1,895 27,894
Chimera Investment Corp. ............. 29,602 161,627
Claros Mortgage Trust, Inc.
(b)
........... 11,378 126,068
Dynex Capital, Inc. .................. 6,391 76,309
Ellington Financial, Inc.
(b)
.............. 8,314 103,676
Franklin BSP Realty Trust, Inc.
(b)
......... 10,434 138,146
Granite Point Mortgage Trust, Inc. ....... 6,283 30,661
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 12,805 271,466
Invesco Mortgage Capital, Inc. .......... 5,464 54,695
KKR Real Estate Finance Trust, Inc. ...... 7,483 88,823
Ladder Capital Corp., Class A .......... 14,119 144,861
MFA Financial, Inc. .................. 12,823 123,229
New York Mortgage Trust, Inc. .......... 10,974 93,169
NexPoint Real Estate Finance, Inc. ....... 1,024 16,753
Orchid Island Capital, Inc. ............. 5,901 50,218
PennyMac Mortgage Investment Trust
(b)
... 10,681 132,444
Ready Capital Corp. ................. 19,659 198,752
Redwood Trust, Inc.
(b)
................ 14,113 100,626
TPG RE Finance Trust, Inc. ............ 8,122 54,661
Two Harbors Investment Corp.
(b)
......... 12,394 164,097
3,430,853
Multi-Utilities — 0.4%
Avista Corp. ...................... 8,726 282,460
Black Hills Corp. ................... 8,427 426,322
Northwestern Energy Group, Inc. ........ 7,527 361,748
Unitil Corp. ....................... 1,938 82,772
1,153,302
Office REITs — 0.7%
Brandywine Realty Trust .............. 20,253 91,949
City Office REIT, Inc. ................ 5,072 21,556
COPT Defense Properties ............. 14,070 335,288
Douglas Emmett, Inc.
(b)
............... 9,537 121,692
Easterly Government Properties, Inc. ..... 11,961 136,714
Equity Commonwealth ............... 13,073 240,151
Hudson Pacific Properties, Inc. .......... 16,576 110,230
JBG SMITH Properties
(b)
.............. 13,447 194,443
Office Properties Income Trust .......... 6,831 28,007
Orion Office REIT, Inc. ............... 8,184 42,639
Paramount Group, Inc.
(b)
.............. 23,301 107,651
Peakstone Realty Trust, Class E ........ 4,489 74,697
Piedmont Office Realty Trust, Inc., Class A .. 15,756 88,549
Postal Realty Trust, Inc., Class A
(b)
....... 2,571 34,708
SL Green Realty Corp.
(b)
.............. 6,979 260,317
1,888,591
Oil, Gas & Consumable Fuels — 5.4%
Amplify Energy Corp.
(a)
............... 4,344 31,928
Ardmore Shipping Corp. .............. 4,843 63,007
Berry Corp. ....................... 9,538 78,212
California Resources Corp.
(b)
........... 8,938 500,617
Callon Petroleum Co.
(a)
............... 7,675 300,246
Centrus Energy Corp., Class A
(a)
......... 1,446 82,075
Chord Energy Corp. ................. 5,193 841,629
Civitas Resources, Inc.
(b)
.............. 8,612 696,452
Clean Energy Fuels Corp.
(a)
............ 20,123 77,071
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.
(a)
.............. 19,598 $ 442,523
Comstock Resources, Inc.
(b)
............ 11,776 129,889
CONSOL Energy, Inc.
(b)
.............. 4,107 430,865
Crescent Energy, Inc., Class A .......... 4,909 62,050
CVR Energy, Inc.
(b)
.................. 4,123 140,306
Delek US Holdings, Inc. .............. 8,579 243,729
Denbury, Inc.
(a)
.................... 6,305 617,953
DHT Holdings, Inc. .................. 16,963 174,719
Dorian LPG Ltd. .................... 3,994 114,748
Earthstone Energy, Inc., Class A
(a)
....... 7,135 144,412
Empire Petroleum Corp.
(a)
............. 1,392 13,405
Encore Energy Corp.
(a)
............... 17,025 55,501
Energy Fuels, Inc.
(a) (b)
................ 19,542 160,635
Enviva, Inc. ....................... 4,333 32,367
Equitrans Midstream Corp. ............ 54,345 509,213
Evolution Petroleum Corp.
(b)
............ 3,594 24,583
Excelerate Energy, Inc., Class A ......... 2,154 36,704
FLEX LNG Ltd.
(b)
................... 3,589 108,244
Gevo, Inc.
(a) (b)
..................... 32,703 38,917
Golar LNG Ltd. .................... 12,607 305,846
Granite Ridge Resources, Inc. .......... 2,861 17,452
Green Plains, Inc.
(a)
................. 4,336 130,514
Gulfport Energy Corp.
(a)
.............. 1,349 160,072
Hallador Energy Co.
(a) (b)
............... 2,602 37,521
HighPeak Energy, Inc.
(b)
.............. 1,378 23,261
International Seaways, Inc. ............ 4,934 222,030
Kinetik Holdings, Inc., Class A
(b)
......... 2,143 72,326
Kosmos Energy Ltd.
(a)
................ 56,298 460,518
Magnolia Oil & Gas Corp., Class A
(b)
...... 22,902 524,685
Matador Resources Co. .............. 13,958 830,222
Murphy Oil Corp.
(b)
.................. 18,498 838,884
NACCO Industries, Inc., Class A
(b)
....... 471 16,518
NextDecade Corp.
(a) (b)
................ 3,852 19,722
Nordic American Tankers Ltd. .......... 25,459 104,891
Northern Oil & Gas, Inc.
(b)
............. 10,088 405,840
Overseas Shipholding Group, Inc., Class A
(a)
7,650 33,583
Par Pacific Holdings, Inc.
(a)
............ 7,170 257,690
PBF Energy, Inc., Class A ............. 14,064 752,846
Peabody Energy Corp. ............... 15,614 405,808
Permian Resources Corp., Class A ....... 34,296 478,772
PrimeEnergy Resources Corp.
(a)
......... 90 10,439
REX American Resources Corp.
(a)
....... 2,165 88,159
Riley Exploration Permian, Inc.
(b)
........ 1,005 31,949
Ring Energy, Inc.
(a)
.................. 15,880 30,966
SandRidge Energy, Inc. .............. 2,484 38,899
Scorpio Tankers, Inc. ................ 6,098 330,024
SFL Corp. Ltd. ..................... 14,159 157,873
SilverBow Resources, Inc.
(a)
............ 2,234 79,910
Sitio Royalties Corp., Class A ........... 9,899 239,655
SM Energy Co. .................... 14,989 594,314
Talos Energy, Inc.
(a)
................. 13,868 227,990
Teekay Corp.
(a)
.................... 8,555 52,784
Teekay Tankers Ltd., Class A ........... 2,966 123,475
Tellurian, Inc.
(a)
.................... 67,443 78,234
Uranium Energy Corp.
(a)
.............. 45,579 234,732
VAALCO Energy, Inc. ................ 12,459 54,695
Verde Clean Fuels, Inc., Class A
(a) (b)
...... 853 3,216
Vertex Energy, Inc.
(a)
................. 8,451 37,607
Vital Energy, Inc.
(a)
.................. 2,049 113,556
Vitesse Energy, Inc. ................. 3,038 69,540
W&T Offshore, Inc.
(a)
................ 11,854 51,921
World Kinect Corp. .................. 7,355 164,973
15,065,912

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 2,163 $ 78,409
Glatfelter Corp.
(a) (b)
.................. 5,324 10,648
Sylvamo Corp.
(b)
................... 4,548 199,839
288,896
Passenger Airlines — 0.4%
Allegiant Travel Co.
(b)
................ 1,994 153,259
Blade Air Mobility, Inc., Class A
(a)
........ 6,516 16,876
Frontier Group Holdings, Inc.
(a)
.......... 4,300 20,812
Hawaiian Holdings, Inc.
(a)
............. 6,909 43,734
JetBlue Airways Corp.
(a)
.............. 40,887 188,080
Joby Aviation, Inc., Class A
(a) (b)
.......... 34,153 220,287
SkyWest, Inc.
(a)
.................... 5,439 228,112
Spirit Airlines, Inc.
(b)
................. 13,461 222,107
Sun Country Airlines Holdings, Inc.
(a)
...... 4,654 69,065
1,162,332
Personal Care Products — 0.9%
Beauty Health Co. (The), Class A
(a) (b)
...... 10,149 61,097
BellRing Brands, Inc.
(a)
............... 16,443 677,945
Edgewell Personal Care Co.
(b)
.......... 6,237 230,519
elf Beauty, Inc.
(a)
................... 6,566 721,144
Herbalife Ltd.
(a)
.................... 12,477 174,553
Inter Parfums, Inc.
(b)
................. 2,281 306,430
Medifast, Inc. ..................... 1,320 98,802
Nature's Sunshine Products, Inc.
(a)
....... 1,858 30,787
Nu Skin Enterprises, Inc., Class A ........ 6,314 133,920
Thorne HealthTech, Inc.
(a)
............. 1,453 14,806
USANA Health Sciences, Inc.
(a)
......... 1,424 83,461
Waldencast plc, Class A
(a)
............. 4,279 40,308
2,573,772
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)
............ 8,600 58,910
Amneal Pharmaceuticals, Inc., Class A
(a)
... 16,279 68,697
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,598 211,462
Amylyx Pharmaceuticals, Inc.
(a)
......... 6,271 114,822
ANI Pharmaceuticals, Inc.
(a)
............ 1,806 104,856
Arvinas, Inc.
(a)
..................... 6,197 121,709
Assertio Holdings, Inc.
(a)
.............. 10,751 27,523
Atea Pharmaceuticals, Inc.
(a)
........... 8,884 26,652
Axsome Therapeutics, Inc.
(a)
........... 4,346 303,742
Biote Corp., Class A
(a)
................ 1,433 7,337
Bright Green Corp.
(a) (b)
............... 9,996 3,957
Cara Therapeutics, Inc.
(a)
............. 5,499 9,238
Cassava Sciences, Inc.
(a) (b)
............ 4,915 81,786
Citius Pharmaceuticals, Inc.
(a)
.......... 14,579 9,978
Collegium Pharmaceutical, Inc.
(a)
........ 4,246 94,898
Corcept Therapeutics, Inc.
(a)
........... 9,796 266,892
CorMedix, Inc.
(a)
.................... 5,352 19,802
Cymabay Therapeutics, Inc.
(a)
.......... 11,946 178,115
Edgewise Therapeutics, Inc.
(a)
.......... 5,638 32,306
Enliven Therapeutics, Inc.
(a)
............ 2,837 38,753
Evolus, Inc.
(a)
..................... 5,441 49,731
Eyenovia, Inc.
(a)
.................... 3,507 5,822
EyePoint Pharmaceuticals, Inc.
(a)
........ 3,102 24,785
Harmony Biosciences Holdings, Inc.
(a)
..... 4,071 133,407
Harrow, Inc.
(a)
..................... 3,648 52,422
Ikena Oncology, Inc.
(a)
................ 2,552 11,050
Innoviva, Inc.
(a)
.................... 7,287 94,658
Intra-Cellular Therapies, Inc.
(a)
.......... 11,571 602,733
Ligand Pharmaceuticals, Inc.
(a)
.......... 2,030 121,638
Liquidia Corp.
(a) (b)
................... 5,540 35,124
Longboard Pharmaceuticals, Inc.
(a) (b)
...... 1,801 10,014
Marinus Pharmaceuticals, Inc.
(a)
......... 6,096 49,073
NGM Biopharmaceuticals, Inc.
(a)
......... 4,552 4,871
Security
Shares
Shares Value
Pharmaceuticals (continued)
Nuvation Bio, Inc., Class A
(a)
........... 18,623 $ 24,955
Ocular Therapeutix, Inc.
(a)
............. 10,550 33,127
Omeros Corp.
(a) (b)
................... 7,444 21,736
Optinose, Inc.
(a) (b)
................... 8,581 10,555
Pacira BioSciences, Inc.
(a)
............. 5,621 172,452
Phathom Pharmaceuticals, Inc.
(a)
........ 4,039 41,884
Phibro Animal Health Corp., Class A ...... 2,402 30,674
Pliant Therapeutics, Inc.
(a)
............. 6,925 120,080
Prestige Consumer Healthcare, Inc.
(a)
..... 6,216 355,493
Rain Oncology, Inc.
(a)
................ 6,757 5,823
Revance Therapeutics, Inc.
(a)
........... 10,198 116,971
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 82,679 )
(a) (b) (e)
................... 7,889 10,852
scPharmaceuticals, Inc.
(a)
............. 3,467 24,685
SIGA Technologies, Inc.
(b)
............. 5,290 27,772
Supernus Pharmaceuticals, Inc.
(a)
........ 6,085 167,763
Taro Pharmaceutical Industries Ltd.
(a)
..... 995 37,521
Tarsus Pharmaceuticals, Inc.
(a) (b)
......... 2,834 50,360
Terns Pharmaceuticals, Inc.
(a)
........... 5,217 26,242
Theravance Biopharma, Inc.
(a)
.......... 7,563 65,269
Theseus Pharmaceuticals, Inc.
(a)
........ 2,674 7,193
Third Harmonic Bio, Inc.
(a) (b)
............ 3,211 20,518
Trevi Therapeutics, Inc.
(a)
............. 5,182 11,297
Ventyx Biosciences, Inc.
(a)
............. 5,721 198,690
Verrica Pharmaceuticals, Inc.
(a)
.......... 2,541 9,872
WaVe Life Sciences Ltd.
(a)
............. 7,083 40,727
Xeris Biopharma Holdings, Inc.
(a)
........ 15,370 28,588
Zevra Therapeutics, Inc.
(a)
............. 4,262 20,543
4,658,405
Professional Services — 2.4%
Alight, Inc., Class A
(a)
................ 49,614 351,763
ASGN, Inc.
(a)
...................... 6,029 492,449
Asure Software, Inc.
(a)
................ 2,445 23,130
Barrett Business Services, Inc. .......... 888 80,133
BlackSky Technology, Inc., Class A
(a)
...... 15,360 17,971
CBIZ, Inc.
(a) (b)
...................... 5,843 303,252
Conduent, Inc.
(a)
................... 22,422 78,029
CRA International, Inc. ............... 841 84,739
CSG Systems International, Inc. ......... 3,936 201,208
ExlService Holdings, Inc.
(a)
............ 19,840 556,314
Exponent, Inc.
(b)
.................... 6,227 533,031
First Advantage Corp.
(b)
............... 6,453 88,987
FiscalNote Holdings, Inc., Class A
(a)
...... 7,953 16,542
Forrester Research, Inc.
(a)
............. 1,441 41,645
Franklin Covey Co.
(a)
................ 1,424 61,118
Heidrick & Struggles International, Inc. .... 2,512 62,850
HireQuest, Inc. .................... 623 9,613
HireRight Holdings Corp.
(a)
............ 1,849 17,584
Huron Consulting Group, Inc.
(a)
.......... 2,334 243,109
IBEX Holdings Ltd.
(a)
................. 1,485 22,943
ICF International, Inc.
(b)
............... 2,286 276,172
Innodata, Inc.
(a) (b)
................... 3,049 26,008
Insperity, Inc. ...................... 4,485 437,736
Kelly Services, Inc., Class A ............ 4,184 76,107
Kforce, Inc.
(b)
...................... 2,457 146,585
Korn Ferry ....................... 6,511 308,882
Legalzoom.com, Inc.
(a)
............... 12,804 140,076
Maximus, Inc. ..................... 7,567 565,104
Mistras Group, Inc.
(a) (b)
............... 2,441 13,303
NV5 Global, Inc.
(a)
.................. 1,674 161,089
Planet Labs PBC, Class A
(a) (b)
........... 20,596 53,550
Resources Connection, Inc. ............ 4,061 60,549
Skillsoft Corp., Class A
(a)
.............. 9,424 8,353
Sterling Check Corp.
(a)
............... 3,877 48,928
TriNet Group, Inc.
(a) (b)
................ 4,665 543,379

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
TrueBlue, Inc.
(a)
.................... 3,719 $ 54,558
TTEC Holdings, Inc. ................. 2,622 68,749
Upwork, Inc.
(a)
..................... 15,279 173,569
Verra Mobility Corp., Class A
(a)
.......... 17,248 322,538
Willdan Group, Inc.
(a)
................ 1,380 28,193
6,799,838
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.
(a)
........... 13,503 86,824
Compass, Inc., Class A
(a) (b)
............ 37,117 107,639
Cushman & Wakefield plc
(a)
............ 19,001 144,788
DigitalBridge Group, Inc., Class A
(b)
....... 20,229 355,626
Douglas Elliman, Inc.
(b)
............... 10,446 23,608
eXp World Holdings, Inc.
(b)
............. 8,642 140,346
Forestar Group, Inc.
(a)
................ 2,206 59,430
FRP Holdings, Inc.
(a)
................. 861 46,468
Kennedy-Wilson Holdings, Inc.
(b)
......... 14,722 217,002
Marcus & Millichap, Inc. .............. 3,004 88,137
Maui Land & Pineapple Co., Inc.
(a)
....... 731 9,686
Newmark Group, Inc., Class A .......... 17,742 114,081
Opendoor Technologies, Inc.
(a)
.......... 67,671 178,652
RE/MAX Holdings, Inc., Class A ......... 2,229 28,843
Redfin Corp.
(a)
..................... 13,180 92,787
RMR Group, Inc. (The), Class A ......... 1,933 47,397
St. Joe Co. (The) ................... 4,262 231,555
Stratus Properties, Inc.
(a)
.............. 685 18,769
Tejon Ranch Co.
(a)
.................. 2,315 37,549
Transcontinental Realty Investors, Inc.
(a)
... 183 5,604
2,034,791
Residential REITs — 0.4%
Apartment Investment & Management Co.,
Class A
(a) (b)
..................... 18,917 128,636
BRT Apartments Corp.
(b)
.............. 1,549 26,751
Centerspace ...................... 1,979 119,254
Clipper Realty, Inc. .................. 2,705 14,012
Elme Communities .................. 10,540 143,766
Independence Realty Trust, Inc. ......... 28,085 395,156
NexPoint Residential Trust, Inc. ......... 2,785 89,621
UMH Properties, Inc. ................ 6,949 97,425
Veris Residential, Inc.
(b)
............... 9,816 161,964
1,176,585
Retail REITs — 1.2%
Acadia Realty Trust ................. 10,451 149,972
Alexander's, Inc. ................... 311 56,674
CBL & Associates Properties, Inc. ........ 3,430 71,961
Getty Realty Corp.
(b)
................. 5,817 161,305
InvenTrust Properties Corp. ............ 8,650 205,957
Kite Realty Group Trust ............... 27,011 578,576
Macerich Co. (The)
(b)
................ 27,240 297,188
NETSTREIT Corp. .................. 8,455 131,729
Phillips Edison & Co., Inc.
(b)
............ 14,705 493,206
Retail Opportunity Investments Corp. ..... 15,940 197,337
RPT Realty
(b)
...................... 9,979 105,378
Saul Centers, Inc. .................. 1,435 50,613
SITE Centers Corp. ................. 23,874 294,366
Tanger Factory Outlet Centers, Inc. ....... 12,858 290,591
Urban Edge Properties ............... 14,370 219,286
Whitestone REIT ................... 6,827 65,744
3,369,883
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A
(a) (b)
......... 5,793 104,882
Aehr Test Systems
(a) (b)
................ 3,162 144,503
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,793 83,343
Ambarella, Inc.
(a)
................... 4,698 249,135
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Amkor Technology, Inc. ............... 12,734 $ 287,788
Atomera, Inc.
(a)
.................... 2,344 14,674
Axcelis Technologies, Inc.
(a)
............ 4,037 658,233
CEVA, Inc.
(a)
...................... 3,115 60,400
Cohu, Inc.
(a)
...................... 5,955 205,090
Credo Technology Group Holding Ltd.
(a)
.... 11,960 182,390
Diodes, Inc.
(a)
..................... 5,609 442,214
FormFactor, Inc.
(a) (b)
................. 9,553 333,782
Ichor Holdings Ltd.
(a)
................. 3,524 109,103
Impinj, Inc.
(a)
...................... 2,813 154,799
indie Semiconductor, Inc., Class A
(a)
...... 16,847 106,136
inTEST Corp.
(a)
.................... 1,255 19,038
Kulicke & Soffa Industries, Inc. .......... 6,797 330,538
MACOM Technology Solutions Holdings, Inc.
(a)
6,690 545,770
Maxeon Solar Technologies Ltd.
(a)
........ 3,677 42,617
MaxLinear, Inc.
(a)
................... 9,231 205,390
Navitas Semiconductor Corp.
(a)
......... 13,584 94,409
NVE Corp.
(b)
...................... 559 45,916
Onto Innovation, Inc.
(a)
............... 6,042 770,476
PDF Solutions, Inc.
(a)
................ 3,795 122,958
Photronics, Inc.
(a)
................... 7,454 150,645
Power Integrations, Inc.
(b)
............. 6,995 533,789
Rambus, Inc.
(a) (b)
................... 13,455 750,655
Semtech Corp.
(a)
................... 7,939 204,429
Silicon Laboratories, Inc.
(a)
............. 3,888 450,580
SiTime Corp.
(a)
..................... 2,120 242,210
SkyWater Technology, Inc.
(a) (b)
.......... 2,206 13,280
SMART Global Holdings, Inc.
(a)
.......... 6,078 147,999
Synaptics, Inc.
(a)
................... 4,836 432,532
Transphorm, Inc.
(a)
.................. 2,490 5,528
Ultra Clean Holdings, Inc.
(a)
............ 5,523 163,868
Veeco Instruments, Inc.
(a) (b)
............ 6,247 175,603
8,584,702
Software — 5.4%
8x8, Inc.
(a)
........................ 13,294 33,501
A10 Networks, Inc. .................. 8,641 129,874
ACI Worldwide, Inc.
(a)
................ 13,577 306,297
Adeia, Inc.
(b)
...................... 13,127 140,196
Agilysys, Inc.
(a)
.................... 2,419 160,041
Alarm.com Holdings, Inc.
(a)
............ 5,947 363,600
Alkami Technology, Inc.
(a)
............. 4,846 88,294
Altair Engineering, Inc., Class A
(a)
........ 6,695 418,839
American Software, Inc., Class A ........ 3,744 42,906
Amplitude, Inc., Class A
(a)
............. 8,471 98,009
Appfolio, Inc., Class A
(a)
.............. 2,368 432,468
Appian Corp., Class A
(a)
.............. 5,121 233,569
Applied Digital Corp.
(a)
............... 8,819 55,031
Asana, Inc., Class A
(a)
................ 9,767 178,834
Aurora Innovation, Inc., Class A
(a) (b)
....... 41,160 96,726
AvePoint, Inc., Class A
(a)
.............. 18,636 125,234
Bit Digital, Inc.
(a)
.................... 9,176 19,637
Blackbaud, Inc.
(a)
................... 5,428 381,697
BlackLine, Inc.
(a)
................... 6,912 383,409
Box, Inc., Class A
(a)
................. 17,444 422,319
Braze, Inc., Class A
(a)
................ 6,492 303,371
C3.ai, Inc., Class A
(a) (b)
............... 7,504 191,502
Cerence, Inc.
(a)
.................... 5,025 102,359
Cipher Mining, Inc.
(a) (b)
................ 4,648 10,830
Cleanspark, Inc.
(a)
.................. 13,891 52,925
Clear Secure, Inc., Class A
(b)
........... 10,228 194,741
CommVault Systems, Inc.
(a)
............ 5,511 372,599
Consensus Cloud Solutions, Inc.
(a)
....... 2,490 62,698
CoreCard Corp.
(a) (b)
................. 827 16,540
Couchbase, Inc.
(a) (b)
................. 4,173 71,609
CS Disco, Inc.
(a)
.................... 2,581 17,138

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Digimarc Corp.
(a)
................... 1,803 $ 58,579
Digital Turbine, Inc.
(a)
................ 11,614 70,265
Domo, Inc., Class B
(a)
................ 3,734 36,631
E2open Parent Holdings, Inc., Class A
(a) (b)
.. 21,108 95,830
Ebix, Inc. ........................ 3,214 31,754
eGain Corp.
(a)
..................... 2,947 18,065
Enfusion, Inc., Class A
(a) (b)
............. 4,668 41,872
EngageSmart, Inc.
(a)
................. 5,889 105,943
Envestnet, Inc.
(a)
................... 6,100 268,583
Everbridge, Inc.
(a)
................... 5,177 116,068
EverCommerce, Inc.
(a)
............... 2,584 25,918
Expensify, Inc., Class A
(a)
............. 6,987 22,708
Freshworks, Inc., Class A
(a)
............ 20,189 402,165
Instructure Holdings, Inc.
(a)
............ 2,357 59,868
Intapp, Inc.
(a)
...................... 2,753 92,281
InterDigital, Inc.
(b)
................... 3,317 266,156
Jamf Holding Corp.
(a)
................ 8,645 152,671
Kaltura, Inc.
(a)
..................... 9,763 16,890
LivePerson, Inc.
(a)
.................. 8,297 32,275
LiveRamp Holdings, Inc.
(a)
............. 8,144 234,873
LiveVox Holdings, Inc., Class A
(a)
........ 1,929 6,443
Marathon Digital Holdings, Inc.
(a) (b)
....... 21,543 183,115
Matterport, Inc., Class A
(a)
............. 31,438 68,220
MeridianLink, Inc.
(a)
................. 3,218 54,899
MicroStrategy, Inc., Class A
(a) (b)
.......... 1,353 444,163
Mitek Systems, Inc.
(a)
................ 5,018 53,793
Model N, Inc.
(a)
.................... 4,684 114,336
N-able, Inc.
(a)
...................... 8,562 110,450
NextNav, Inc.
(a)
.................... 6,515 33,487
Olo, Inc., Class A
(a)
.................. 12,836 77,786
ON24, Inc.
(b)
...................... 4,830 30,574
OneSpan, Inc.
(a)
.................... 4,995 53,696
PagerDuty, Inc.
(a)
................... 10,998 247,345
PowerSchool Holdings, Inc., Class A
(a)
..... 6,816 154,451
Progress Software Corp. .............. 5,388 283,301
PROS Holdings, Inc.
(a) (b)
.............. 5,477 189,614
Q2 Holdings, Inc.
(a)
.................. 7,169 231,344
Qualys, Inc.
(a) (b)
.................... 4,614 703,866
Rapid7, Inc.
(a)
..................... 7,477 342,297
Red Violet, Inc.
(a) (b)
.................. 1,517 30,355
Rimini Street, Inc.
(a)
................. 6,637 14,601
Riot Platforms, Inc.
(a)
................ 21,168 197,497
Sapiens International Corp. NV ......... 3,805 108,176
SEMrush Holdings, Inc., Class A
(a)
....... 3,883 33,006
SolarWinds Corp.
(a)
................. 6,455 60,935
SoundHound AI, Inc., Class A
(a)
......... 17,560 35,296
SoundThinking, Inc.
(a)
................ 1,052 18,831
Sprinklr, Inc., Class A
(a)
............... 12,767 176,695
Sprout Social, Inc., Class A
(a) (b)
.......... 5,897 294,142
SPS Commerce, Inc.
(a)
............... 4,509 769,280
Tenable Holdings, Inc.
(a)
.............. 14,176 635,085
Terawulf, Inc.
(a) (b)
................... 17,079 21,520
Varonis Systems, Inc.
(a)
............... 13,333 407,190
Verint Systems, Inc.
(a)
................ 7,813 179,621
Veritone, Inc.
(a) (b)
................... 4,498 11,605
Viant Technology, Inc., Class A
(a)
......... 1,457 8,159
Weave Communications, Inc.
(a) (b)
........ 4,628 37,718
Workiva, Inc., Class A
(a)
............... 6,035 611,587
Xperi, Inc.
(a) (b)
..................... 5,605 55,265
Yext, Inc.
(a)
....................... 13,122 83,062
Zeta Global Holdings Corp., Class A
(a)
..... 16,466 137,491
Zuora, Inc., Class A
(a)
................ 15,579 128,371
15,094,856
Security
Shares
Shares Value
Specialized REITs — 0.4%
Farmland Partners, Inc.
(b)
............. 5,947 $ 61,016
Four Corners Property Trust, Inc. ........ 11,095 246,198
Gladstone Land Corp. ............... 4,336 61,701
Outfront Media, Inc.
(b)
................ 18,984 191,739
PotlatchDeltic Corp. ................. 9,785 444,141
Safehold, Inc.
(b)
.................... 5,539 98,594
Uniti Group, Inc.
(b)
.................. 30,441 143,682
1,247,071
Specialty Retail — 2.5%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,249 22,743
Aaron's Co., Inc. (The) ............... 3,894 40,770
Abercrombie & Fitch Co., Class A
(a)
....... 6,059 341,546
Academy Sports & Outdoors, Inc. ........ 9,234 436,491
American Eagle Outfitters, Inc.
(b)
......... 22,389 371,881
America's Car-Mart, Inc.
(a)
............. 761 69,243
Arko Corp. ....................... 9,829 70,277
Asbury Automotive Group, Inc.
(a)
......... 2,560 588,979
BARK, Inc.
(a)
...................... 13,878 16,654
Big 5 Sporting Goods Corp. ............ 2,483 17,406
Boot Barn Holdings, Inc.
(a)
............. 3,652 296,506
Buckle, Inc. (The)
(b)
................. 3,927 131,123
Build-A-Bear Workshop, Inc.
(b)
.......... 1,647 48,438
Caleres, Inc. ...................... 4,338 124,761
Camping World Holdings, Inc., Class A
(b)
... 5,180 105,724
CarParts.com, Inc.
(a)
................. 6,656 27,423
Carvana Co., Class A
(a)
............... 11,786 494,776
Cato Corp. (The), Class A ............. 2,154 16,500
Chico's FAS, Inc.
(a)
.................. 15,314 114,549
Children's Place, Inc. (The)
(a)
........... 1,627 43,978
Designer Brands, Inc., Class A .......... 6,075 76,909
Destination XL Group, Inc.
(a)
........... 6,938 31,082
Duluth Holdings, Inc., Class B
(a)
......... 1,881 11,305
Envela Corp.
(a) (b)
................... 1,128 5,347
EVgo, Inc., Class A
(a)
................ 12,780 43,196
Foot Locker, Inc. ................... 10,155 176,189
Genesco, Inc.
(a)
.................... 1,522 46,908
Group 1 Automotive, Inc.
(b)
............. 1,732 465,406
GrowGeneration Corp.
(a)
.............. 6,574 19,196
Guess?, Inc.
(b)
..................... 3,574 77,341
Haverty Furniture Cos., Inc. ............ 1,754 50,480
Hibbett, Inc. ...................... 1,492 70,885
J Jill, Inc.
(a)
....................... 435 12,876
Lands' End, Inc.
(a)
.................. 1,728 12,908
Lazydays Holdings, Inc.
(a)
............. 1,303 9,903
Leslie's, Inc.
(a)
..................... 22,001 124,526
MarineMax, Inc.
(a)
................... 2,482 81,459
Monro, Inc.
(b)
...................... 3,831 106,387
National Vision Holdings, Inc.
(a)
......... 9,461 153,079
ODP Corp. (The)
(a)
.................. 4,172 192,538
OneWater Marine, Inc., Class A
(a) (b)
....... 1,285 32,922
Overstock.com, Inc.
(a)
................ 5,633 89,114
PetMed Express, Inc.
(b)
............... 2,618 26,834
Rent the Runway, Inc., Class A
(a) (b)
....... 5,424 3,692
Revolve Group, Inc., Class A
(a) (b)
......... 5,089 69,261
Sally Beauty Holdings, Inc.
(a)
........... 12,872 107,867
Shoe Carnival, Inc.
(b)
................ 2,259 54,284
Signet Jewelers Ltd. ................. 5,507 395,458
Sleep Number Corp.
(a)
............... 2,585 63,565
Sonic Automotive, Inc., Class A
(b)
........ 1,920 91,699
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,397 19,743
Stitch Fix, Inc., Class A
(a)
.............. 11,896 41,041
ThredUp, Inc., Class A
(a)
.............. 10,186 40,846
Tile Shop Holdings, Inc.
(a)
............. 4,225 23,195
Tilly's, Inc., Class A
(a) (b)
............... 3,026 24,571
Torrid Holdings, Inc.
(a) (b)
............... 1,710 3,779

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Upbound Group, Inc. ................ 6,731 $ 198,228
Urban Outfitters, Inc.
(a) (b)
.............. 7,923 259,003
Warby Parker, Inc., Class A
(a)
........... 10,229 134,614
Winmark Corp. .................... 333 124,252
Zumiez, Inc.
(a)
..................... 1,816 32,325
6,983,981
Technology Hardware, Storage & Peripherals — 0.9%
Avid Technology, Inc.
(a)
............... 4,143 111,322
CompoSecure, Inc., Class A
(a) (b)
......... 1,474 9,507
Corsair Gaming, Inc.
(a)
............... 4,472 64,978
CPI Card Group, Inc.
(a)
............... 500 9,260
Eastman Kodak Co.
(a)
................ 6,746 28,401
Immersion Corp. ................... 4,029 26,632
Intevac, Inc.
(a)
..................... 2,888 8,982
IonQ, Inc.
(a) (b)
...................... 19,778 294,297
Super Micro Computer, Inc.
(a) (b)
.......... 5,714 1,566,893
Turtle Beach Corp.
(a)
................. 1,876 17,025
Xerox Holdings Corp.
(b)
............... 14,538 228,101
2,365,398
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A
(a)
............... 10,956 12,161
Figs, Inc., Class A
(a) (b)
................ 16,006 94,435
Fossil Group, Inc.
(a)
................. 5,734 11,812
G-III Apparel Group Ltd.
(a)
............. 5,206 129,733
Hanesbrands, Inc.
(b)
................. 43,926 173,947
Kontoor Brands, Inc.
(b)
............... 6,912 303,506
Movado Group, Inc. ................. 1,997 54,618
Oxford Industries, Inc.
(b)
.............. 1,895 182,166
Rocky Brands, Inc. .................. 963 14,156
Steven Madden Ltd.
(b)
................ 9,262 294,254
Vera Bradley, Inc.
(a)
................. 3,137 20,736
Wolverine World Wide, Inc. ............ 9,344 75,313
1,366,837
Tobacco — 0.1%
Turning Point Brands, Inc. ............. 2,148 49,597
Universal Corp.
(b)
................... 2,977 140,544
Vector Group Ltd. .................. 18,345 195,191
385,332
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc., Class A
(b)
..... 2,950 35,577
Applied Industrial Technologies, Inc.
(b)
..... 4,730 731,305
Beacon Roofing Supply, Inc.
(a)
.......... 6,705 517,425
BlueLinx Holdings, Inc.
(a)
.............. 1,070 87,836
Boise Cascade Co. ................. 4,930 507,987
Custom Truck One Source, Inc.
(a) (b)
....... 7,030 43,586
Distribution Solutions Group, Inc.
(a) (b)
...... 1,288 33,488
DXP Enterprises, Inc.
(a)
............... 1,768 61,774
EVI Industries, Inc.
(a)
................. 550 13,651
FTAI Aviation Ltd. ................... 12,433 441,993
GATX Corp. ...................... 4,332 471,452
Global Industrial Co. ................. 1,752 58,692
GMS, Inc.
(a)
....................... 5,081 325,032
H&E Equipment Services, Inc. .......... 4,097 176,949
Herc Holdings, Inc. .................. 3,511 417,598
Hudson Technologies, Inc.
(a)
........... 5,751 76,488
Karat Packaging, Inc. ................ 507 11,691
McGrath RentCorp .................. 3,029 303,627
MRC Global, Inc.
(a) (b)
................. 10,027 102,777
NOW, Inc.
(a)
...................... 13,518 160,459
Rush Enterprises, Inc., Class A
(b)
........ 7,519 307,001
Rush Enterprises, Inc., Class B
(b)
........ 1,279 57,926
Textainer Group Holdings Ltd.
(b)
......... 5,155 192,024
Titan Machinery, Inc.
(a)
............... 2,427 64,510
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Transcat, Inc.
(a)
.................... 882 $ 86,409
Triton International Ltd.
(d)
.............. 6,767 556,687
Veritiv Corp. ...................... 1,639 276,827
Willis Lease Finance Corp.
(a)
........... 318 13,451
Xometry, Inc., Class A
(a)
.............. 4,055 68,854
6,203,076
Water Utilities — 0.5%
American States Water Co.
(b)
........... 4,574 359,882
Artesian Resources Corp., Class A
(b)
...... 1,071 44,971
Cadiz, Inc.
(a)
...................... 4,986 16,504
California Water Service Group
(b)
........ 7,144 337,983
Consolidated Water Co. Ltd. ........... 1,790 50,907
Global Water Resources, Inc. ........... 1,630 15,892
Middlesex Water Co.
(b)
............... 2,147 142,239
Pure Cycle Corp.
(a)
.................. 2,785 26,736
SJW Group
(b)
..................... 3,962 238,156
York Water Co. (The) ................ 1,683 63,096
1,296,366
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 8,210 97,945
Shenandoah Telecommunications Co. ..... 6,162 126,999
Spok Holdings, Inc. ................. 2,030 28,968
Telephone & Data Systems, Inc. ......... 12,474 228,399
Tingo Group, Inc.
(a) (b)
................. 14,148 14,502
496,813
Total Common Stocks — 99 .3%
(Cost: $ 256,859,121 ) ............................. 277,269,090
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 1,703 4,324
Contra Chinook Therape, CVR .......... 7,079 3,044
Oncternal Therapeutics, Inc., CVR ....... 105 107
7,475
Total Rights — 0 .0%
(Cost: $ 7,084 ) ................................. 7,475
Total Long-Term Investments — 99.3%
(Cost: $ 256,866,205 ) ............................. 277,276,565
Short-Term Securities
Money Market Funds — 18.3%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 1,865,192 1,865,192
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(h)
....................... 49,037,210 49,051,922
Total Short-Term Securities — 18 .3%
(Cost: $ 50,915,387 ) .............................. 50,917,114
Total Investments — 117 .6%
(Cost: $ 307,781,592 ) ............................. 328,193,679
Liabilities in Excess of Other Assets — (17.6) % ........... (49,064,140)
Net Assets — 100.0% ..............................
$ 279,129,539

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,852, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 3,541,118 $ — $ (1,675,926)
(a)
$ — $ — $ 1,865,192 1,865,192 $ 78,803 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 40,270,527 8,764,174
(a)
— 26,221 (9,000) 49,051,922 49,037,210 268,696
(b)
—
$ 26,221 $ (9,000) $ 50,917,114 $ 347,499 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 28 12/15/23 $ 2,518 $ (56,060)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,474,672 $ — $ — $ 2,474,672
Air Freight & Logistics .................................... 697,140 — — 697,140
Automobile Components .................................. 4,183,512 — — 4,183,512
Automobiles .......................................... 387,606 — — 387,606
Banks ............................................... 23,501,113 — — 23,501,113
Beverages ........................................... 1,132,274 — — 1,132,274
Biotechnology ......................................... 18,283,049 — — 18,283,049
Broadline Retail ........................................ 238,838 — — 238,838
Building Products ....................................... 5,149,569 — — 5,149,569
Capital Markets ........................................ 3,876,836 — — 3,876,836
Chemicals ............................................ 5,288,154 — — 5,288,154
Commercial Services & Supplies ............................. 4,386,259 — — 4,386,259
Communications Equipment ................................ 1,952,950 — — 1,952,950
Construction & Engineering ................................ 4,538,316 — — 4,538,316
Construction Materials .................................... 851,725 — — 851,725
Consumer Finance ...................................... 2,153,535 — — 2,153,535

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

Level 1 Level 2 Level 3 Total
Consumer Staples Distribution & Retail ........................ $ 1,606,423 $ — $ — $ 1,606,423
Containers & Packaging .................................. 842,736 — — 842,736
Distributors ........................................... 17,365 — — 17,365
Diversified Consumer Services .............................. 3,219,670 — — 3,219,670
Diversified REITs ....................................... 1,711,997 — 502 1,712,499
Diversified Telecommunication Services ........................ 1,146,033 — — 1,146,033
Electric Utilities ........................................ 2,065,293 — — 2,065,293
Electrical Equipment ..................................... 4,297,891 — — 4,297,891
Electronic Equipment, Instruments & Components ................. 7,634,085 — — 7,634,085
Energy Equipment & Services .............................. 8,359,144 — — 8,359,144
Entertainment ......................................... 1,189,533 — — 1,189,533
Financial Services ...................................... 6,488,070 — — 6,488,070
Food Products ......................................... 3,319,260 — — 3,319,260
Gas Utilities ........................................... 2,613,923 — — 2,613,923
Ground Transportation ................................... 1,289,783 — — 1,289,783
Health Care Equipment & Supplies ........................... 8,301,144 — — 8,301,144
Health Care Providers & Services ............................ 7,374,210 — — 7,374,210
Health Care REITs ...................................... 1,777,227 — — 1,777,227
Health Care Technology .................................. 1,482,184 — — 1,482,184
Hotel & Resort REITs .................................... 2,369,829 — — 2,369,829
Hotels, Restaurants & Leisure .............................. 6,166,439 — — 6,166,439
Household Durables ..................................... 5,590,916 — — 5,590,916
Household Products ..................................... 910,825 — — 910,825
Independent Power and Renewable Electricity Producers ............ 704,554 — — 704,554
Industrial Conglomerates .................................. 54,981 — — 54,981
Industrial REITs ........................................ 1,267,427 — — 1,267,427
Insurance ............................................ 5,136,320 — — 5,136,320
Interactive Media & Services ............................... 1,954,064 — — 1,954,064
IT Services ........................................... 1,267,289 — — 1,267,289
Leisure Products ....................................... 1,223,418 — — 1,223,418
Life Sciences Tools & Services .............................. 992,795 — — 992,795
Machinery ............................................ 10,234,960 — — 10,234,960
Marine Transportation .................................... 749,758 — — 749,758
Media ............................................... 1,845,054 — — 1,845,054
Metals & Mining ........................................ 5,340,848 — — 5,340,848
Mortgage Real Estate Investment Trusts (REITs) .................. 3,430,853 — — 3,430,853
Multi-Utilities .......................................... 1,153,302 — — 1,153,302
Office REITs .......................................... 1,888,591 — — 1,888,591
Oil, Gas & Consumable Fuels ............................... 15,065,912 — — 15,065,912
Paper & Forest Products .................................. 288,896 — — 288,896
Passenger Airlines ...................................... 1,162,332 — — 1,162,332
Personal Care Products .................................. 2,573,772 — — 2,573,772
Pharmaceuticals ....................................... 4,647,553 10,852 — 4,658,405
Professional Services .................................... 6,799,838 — — 6,799,838
Real Estate Management & Development ....................... 2,034,791 — — 2,034,791
Residential REITs ....................................... 1,176,585 — — 1,176,585
Retail REITs .......................................... 3,369,883 — — 3,369,883
Semiconductors & Semiconductor Equipment .................... 8,584,702 — — 8,584,702
Software ............................................. 15,094,856 — — 15,094,856
Specialized REITs ...................................... 1,247,071 — — 1,247,071
Specialty Retail ........................................ 6,983,981 — — 6,983,981
Technology Hardware, Storage & Peripherals .................... 2,365,398 — — 2,365,398
Textiles, Apparel & Luxury Goods ............................ 1,366,837 — — 1,366,837
Tobacco ............................................. 385,332 — — 385,332
Trading Companies & Distributors ............................ 5,646,389 — 556,687 6,203,076
Water Utilities ......................................... 1,296,366 — — 1,296,366
Wireless Telecommunication Services ......................... 496,813 — — 496,813
Rights ................................................ — — 7,475 7,475
Short-Term Securities
Money Market Funds ...................................... 1,865,192 — — 1,865,192
$ 278,566,241 $ 10,852 $ 564,664 $ 279,141,757
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Small Cap Index V.I. Fund

Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 49,051,922
$ 328,193,679
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (56,060) $ — $ — $ (56,060)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)